UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ALCVX

November 30, 2024

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Fund Information

AB California Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALCVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.50%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,050	$10,071
05/16	$10,667	$10,662
05/17	$10,767	$10,818
05/18	$10,961	$10,938
05/19	$11,485	$11,639
05/20	$11,627	$12,102
05/21	$12,624	$12,675
05/22	$11,824	$11,814
05/23	$11,890	$11,872
05/24	$12,342	$12,189
11/24	$12,924	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	4.43%	6.69%	1.88%	2.60%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ALCVX-S for the most recent performance information.

Advisor Class: ALCVX

1

Key Fund Statistics

Net Assets	$1,275,769,649
# of Portfolio Holdings	406
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$2,673,424

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.4%
AA	28.7%
A	25.6%
BBB	18.2%
BB	5.0%
B	0.5%
A-1+	3.0%
SP-1+	2.1%
Pre-refunded	1.3%
Not Rated	11.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALCVX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALCVX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALCVX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ALCVX

3

MI-CA-ADV-0154-1124

Class A: ALCAX

November 30, 2024

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Fund Information

AB California Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALCAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,703	$10,000
05/15	$9,738	$10,071
05/16	$10,310	$10,662
05/17	$10,381	$10,818
05/18	$10,542	$10,938
05/19	$11,021	$11,639
05/20	$11,127	$12,102
05/21	$12,051	$12,675
05/22	$11,259	$11,814
05/23	$11,293	$11,872
05/24	$11,696	$12,189
11/24	$12,229	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.30%	6.41%	1.63%	2.34%
Class A (with sales charges)	1.18%	3.22%	1.01%	2.03%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ALCAX-S for the most recent performance information.

Class A: ALCAX

1

Key Fund Statistics

Net Assets	$1,275,769,649
# of Portfolio Holdings	406
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$2,673,424

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.4%
AA	28.7%
A	25.6%
BBB	18.2%
BB	5.0%
B	0.5%
A-1+	3.0%
SP-1+	2.1%
Pre-refunded	1.3%
Not Rated	11.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALCAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALCAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALCAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ALCAX

3

MI-CA-A-0154-1124

Class C: ACACX

November 30, 2024

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Fund Information

AB California Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,009	$10,071
05/16	$10,518	$10,662
05/17	$10,502	$10,818
05/18	$10,584	$10,938
05/19	$11,000	$11,639
05/20	$11,015	$12,102
05/21	$11,831	$12,675
05/22	$10,980	$11,814
05/23	$10,921	$11,872
05/24	$11,232	$12,189
11/24	$11,704	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	4.00%	5.62%	0.87%	1.59%
Class C (with sales charges)	3.00%	4.62%	0.87%	1.59%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACACX-S for the most recent performance information.

Class C: ACACX

1

Key Fund Statistics

Net Assets	$1,275,769,649
# of Portfolio Holdings	406
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$2,673,424

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.4%
AA	28.7%
A	25.6%
BBB	18.2%
BB	5.0%
B	0.5%
A-1+	3.0%
SP-1+	2.1%
Pre-refunded	1.3%
Not Rated	11.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ACACX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ACACX

3

MI-CA-C-0154-1124

Advisor Class: ABTYX

November 30, 2024

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Fund Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.84%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,220	$10,071
05/16	$11,140	$10,662
05/17	$11,294	$10,818
05/18	$11,833	$10,938
05/19	$12,620	$11,639
05/20	$12,317	$12,102
05/21	$14,373	$12,675
05/22	$13,290	$11,814
05/23	$12,836	$11,872
05/24	$13,287	$12,189
11/24	$14,276	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	7.06%	11.18%	1.74%	3.62%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTYX-S for the most recent performance information.

Advisor Class: ABTYX

1

Key Fund Statistics

Net Assets	$3,071,862,541
# of Portfolio Holdings	838
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$7,352,054

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.4%
AA	12.7%
A	15.0%
BBB	14.7%
BB	9.2%
B	1.4%
CCC	0.3%
Not Rated	45.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABTYX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ABTYX

3

MI-HI-ADV-0154-1124

Class A: ABTHX

November 30, 2024

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Fund Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTHX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.09%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,698	$10,000
05/15	$9,889	$10,071
05/16	$10,761	$10,662
05/17	$10,883	$10,818
05/18	$11,373	$10,938
05/19	$12,091	$11,639
05/20	$11,768	$12,102
05/21	$13,699	$12,675
05/22	$12,646	$11,814
05/23	$12,184	$11,872
05/24	$12,583	$12,189
11/24	$13,486	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	6.82%	10.90%	1.47%	3.35%
Class A (with sales charges)	3.64%	7.54%	0.84%	3.04%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTHX-S for the most recent performance information.

Class A: ABTHX

1

Key Fund Statistics

Net Assets	$3,071,862,541
# of Portfolio Holdings	838
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$7,352,054

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.4%
AA	12.7%
A	15.0%
BBB	14.7%
BB	9.2%
B	1.4%
CCC	0.3%
Not Rated	45.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTHX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABTHX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTHX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

Class A: ABTHX

3

MI-HI-A-0154-1124

Class C: ABTFX

November 30, 2024

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Fund Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTFX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.84%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,169	$10,071
05/16	$10,975	$10,662
05/17	$11,016	$10,818
05/18	$11,437	$10,938
05/19	$12,076	$11,639
05/20	$11,659	$12,102
05/21	$13,471	$12,675
05/22	$12,331	$11,814
05/23	$11,790	$11,872
05/24	$12,092	$12,189
11/24	$12,916	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	6.53%	10.07%	0.72%	2.59%
Class C (with sales charges)	5.53%	9.07%	0.72%	2.59%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTFX-S for the most recent performance information.

Class C: ABTFX

1

Key Fund Statistics

Net Assets	$3,071,862,541
# of Portfolio Holdings	838
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$7,352,054

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.4%
AA	12.7%
A	15.0%
BBB	14.7%
BB	9.2%
B	1.4%
CCC	0.3%
Not Rated	45.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTFX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABTFX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTFX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ABTFX

3

MI-HI-C-0154-1124

Class Z: ABTZX

November 30, 2024

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Fund Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$44	0.84%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Municipal Bond Index
09/18	$10,000	$10,000
05/19	$10,625	$10,647
05/20	$10,382	$11,071
05/21	$12,115	$11,595
05/22	$11,204	$10,807
05/23	$10,823	$10,860
05/24	$11,192	$11,151
11/24	$12,025	$11,657

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 9/28/2018
Class Z	7.06%	11.19%	1.73%	3.03%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABTZX-S for the most recent performance information.

Class Z: ABTZX

1

Key Fund Statistics

Net Assets	$3,071,862,541
# of Portfolio Holdings	838
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$7,352,054

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.4%
AA	12.7%
A	15.0%
BBB	14.7%
BB	9.2%
B	1.4%
CCC	0.3%
Not Rated	45.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABTZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABTZX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABTZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: ABTZX

3

MI-HI-Z-0154-1124

Advisor Class: ALTVX

November 30, 2024

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Fund Information

AB National Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.50%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,067	$10,071
05/16	$10,732	$10,662
05/17	$10,865	$10,818
05/18	$11,053	$10,938
05/19	$11,631	$11,639
05/20	$11,783	$12,102
05/21	$12,757	$12,675
05/22	$11,964	$11,814
05/23	$11,910	$11,872
05/24	$12,294	$12,189
11/24	$12,888	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	4.52%	6.56%	1.58%	2.57%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ALTVX-S for the most recent performance information.

Advisor Class: ALTVX

1

Key Fund Statistics

Net Assets	$2,029,411,119
# of Portfolio Holdings	749
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$4,123,957

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALTVX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALTVX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALTVX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ALTVX

3

MI-NAT-ADV-0154-1124

Class A: ALTHX

November 30, 2024

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Fund Information

AB National Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTHX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,700	$10,000
05/15	$9,742	$10,071
05/16	$10,370	$10,662
05/17	$10,473	$10,818
05/18	$10,627	$10,938
05/19	$11,158	$11,639
05/20	$11,273	$12,102
05/21	$12,175	$12,675
05/22	$11,389	$11,814
05/23	$11,309	$11,872
05/24	$11,647	$12,189
11/24	$12,191	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.39%	6.29%	1.33%	2.31%
Class A (with sales charges)	1.21%	3.15%	0.72%	2.00%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ALTHX-S for the most recent performance information.

Class A: ALTHX

1

Key Fund Statistics

Net Assets	$2,029,411,119
# of Portfolio Holdings	749
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$4,123,957

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALTHX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALTHX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALTHX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ALTHX

3

MI-NAT-A-0154-1124

Class C: ALNCX

November 30, 2024

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Fund Information

AB National Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,007	$10,071
05/16	$10,573	$10,662
05/17	$10,598	$10,818
05/18	$10,675	$10,938
05/19	$11,132	$11,639
05/20	$11,156	$12,102
05/21	$11,959	$12,675
05/22	$11,103	$11,814
05/23	$10,942	$11,872
05/24	$11,192	$12,189
11/24	$11,665	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	4.01%	5.62%	0.57%	1.55%
Class C (with sales charges)	3.01%	4.62%	0.57%	1.55%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ALNCX-S for the most recent performance information.

Class C: ALNCX

1

Key Fund Statistics

Net Assets	$2,029,411,119
# of Portfolio Holdings	749
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$4,123,957

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALNCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ALNCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALNCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ALNCX

3

MI-NAT-C-0154-1124

Advisor Class: ALNVX

November 30, 2024

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Fund Information

AB New York Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.50%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,104	$10,071
05/16	$10,726	$10,662
05/17	$10,861	$10,818
05/18	$10,991	$10,938
05/19	$11,581	$11,639
05/20	$11,532	$12,102
05/21	$12,616	$12,675
05/22	$11,852	$11,814
05/23	$11,779	$11,872
05/24	$12,133	$12,189
11/24	$12,713	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	4.50%	6.86%	1.40%	2.43%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ALNVX-S for the most recent performance information.

Advisor Class: ALNVX

1

Key Fund Statistics

Net Assets	$512,074,709
# of Portfolio Holdings	227
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$959,985

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.0%
AA	32.8%
A	17.4%
BBB	26.8%
BB	5.1%
B	1.8%
CCC	0.6%
A-1+	0.3%
A-1	0.4%
Pre-refunded	2.9%
Not Rated	5.9%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALNVX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALNVX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALNVX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ALNVX

3

MI-NY-ADV-0154-1124

Class A: ALNYX

November 30, 2024

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Fund Information

AB New York Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALNYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,699	$10,000
05/15	$9,787	$10,071
05/16	$10,374	$10,662
05/17	$10,478	$10,818
05/18	$10,578	$10,938
05/19	$11,120	$11,639
05/20	$11,043	$12,102
05/21	$12,052	$12,675
05/22	$11,293	$11,814
05/23	$11,196	$11,872
05/24	$11,506	$12,189
11/24	$12,037	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.36%	6.70%	1.16%	2.18%
Class A (with sales charges)	1.27%	3.51%	0.56%	1.87%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ALNYX-S for the most recent performance information.

Class A: ALNYX

1

Key Fund Statistics

Net Assets	$512,074,709
# of Portfolio Holdings	227
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$959,985

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.0%
AA	32.8%
A	17.4%
BBB	26.8%
BB	5.1%
B	1.8%
CCC	0.6%
A-1+	0.3%
A-1	0.4%
Pre-refunded	2.9%
Not Rated	5.9%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALNYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALNYX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ALNYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ALNYX

3

MI-NY-A-0154-1124

Class C: ANYCX

November 30, 2024

SCAN ME

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Fund Information

AB New York Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANYCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,054	$10,071
05/16	$10,578	$10,662
05/17	$10,605	$10,818
05/18	$10,614	$10,938
05/19	$11,083	$11,639
05/20	$10,917	$12,102
05/21	$11,826	$12,675
05/22	$11,009	$11,814
05/23	$10,833	$11,872
05/24	$11,044	$12,189
11/24	$11,504	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.97%	5.79%	0.39%	1.41%
Class C (with sales charges)	2.97%	4.79%	0.39%	1.41%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANYCX-S for the most recent performance information.

Class C: ANYCX

1

Key Fund Statistics

Net Assets	$512,074,709
# of Portfolio Holdings	227
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$959,985

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.0%
AA	32.8%
A	17.4%
BBB	26.8%
BB	5.1%
B	1.8%
CCC	0.6%
A-1+	0.3%
A-1	0.4%
Pre-refunded	2.9%
Not Rated	5.9%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANYCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ANYCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANYCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ANYCX

3

MI-NY-C-0154-1124

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

NOV 11.30.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 98.3%
California – 94.4%
Alameda Corridor Transportation Authority Series 2022-A 5.30%, 10/01/2047(a)	$17,955	$10,615,247
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	509,378
Bakersfield City School District BAM Series 2012-C 5.90%, 05/01/2047(a)	6,380	5,066,297
Bay Area Toll Authority Series 2021 3.16% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,978,830
3.59% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,604,300
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024-B 5.25%, 07/01/2044	3,000	3,298,066
5.25%, 07/01/2049	9,000	9,764,798
5.25%, 07/01/2054	7,350	7,917,320
AGM Series 2024-B 4.50%, 07/01/2054	2,000	2,021,691
California Community Choice Financing Authority (American General Life Insurance Co.) Series 2024 5.00%, 08/01/2055	8,600	9,316,082
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,347,549
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 01/01/2055	12,000	13,010,704
5.00%, 11/01/2055	10,000	10,809,994
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	11,168,069

abfunds.com	AB MUNICIPAL INCOME FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$5,745	$5,865,530
Series 2023 5.00%, 12/01/2053	8,650	9,186,501
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	4,069,735
Series 2022-A 4.00%, 05/01/2053	3,675	3,731,062
Series 2023 4.699% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,007,282
4.739% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,056,449
5.00%, 02/01/2054	12,500	13,451,151
Series 2024 5.00%, 02/01/2055	4,700	5,121,913
California Community Choice Financing Authority (Pacific Mutual Holding Co.) Series 2024-F 5.00%, 02/01/2055	5,020	5,478,374
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,953,433
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	3,600	3,752,524
5.25%, 05/01/2048	2,750	2,854,405
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	891,316
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,693,242

2 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	$1,000	$746,374
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,443,327
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2040	1,365	1,368,181
4.00%, 06/01/2049	12,155	11,523,416
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,170	2,182,815
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,309,955
5.00%, 12/01/2044	6,885	7,032,623
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,436,932
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,074,528
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2044	2,100	2,240,556
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,598,468
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,030,172
Series 2023 4.25%, 11/01/2048	3,230	3,269,451

abfunds.com	AB MUNICIPAL INCOME FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority Series 2024-A 5.00%, 06/01/2064(c)(d)	$5,000	$5,043,348
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,920	1,949,008
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	1,000	884,172
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(c)	1,875	1,687,688
4.00%, 06/01/2061(c)	840	728,619
California Health Facilities Financing Authority Series 2024 5.00%, 12/01/2036	4,250	4,690,602
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,406,792
5.00%, 08/15/2036	3,000	3,088,039
5.00%, 08/15/2042	2,000	2,043,357
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	5,261,150
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	5,000	5,066,030
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,796,284
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	7,206	7,284,687
Series 2021-1, Class A 3.50%, 11/20/2035	6,939	6,792,881
Series 2021-2, Class A 3.75%, 03/25/2035	6,224	6,212,414

4 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-2, Class X 0.82%, 03/25/2035(e)	$2,873	$125,306
Series 2021-3, Class A 3.25%, 08/20/2036	1,906	1,803,286
Series 2021-3, Class X 0.79%, 08/20/2036(e)	2,525	122,033
Series 2023-1, Class A 4.375%, 09/20/2036	1,977	2,064,633
California Infrastructure & Economic Development Bank Series 2024 5.00%, 11/01/2049	3,250	3,546,573
5.00%, 11/01/2054	4,500	4,873,987
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	4,750	4,781,397
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(c)	3,000	3,091,397
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(c)	1,500	1,309,755
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 3.88% (MUNIPSA + 0.70%), 12/01/2050(b)	4,600	4,580,708
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.25%, 07/01/2049	10,000	10,829,795
California Municipal Finance Authority Series 2024 5.00%, 04/01/2039	655	721,368
5.00%, 04/01/2040	535	586,661
5.00%, 04/01/2049	1,300	1,381,433
5.00%, 04/01/2054	1,170	1,235,260

abfunds.com	AB MUNICIPAL INCOME FUND | 5

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

AGM Series 2018 3.25%, 12/31/2032	$1,000	$951,590
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,928,193
5.00%, 06/01/2046	1,000	1,006,834
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	3,160	3,146,881
5.00%, 04/01/2041	3,000	2,896,838
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	585,486
5.00%, 10/01/2033	625	647,249
5.00%, 10/01/2034	570	589,641
5.00%, 10/01/2035	600	619,985
5.00%, 10/01/2036	1,150	1,186,490
5.00%, 10/01/2037	2,000	2,059,977
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,262,939
4.00%, 10/01/2051	1,200	1,098,651
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	3,470	3,642,601
5.00%, 05/15/2042	2,705	2,833,047
5.00%, 05/15/2049	4,500	4,658,323
5.00%, 05/15/2052	1,575	1,626,639
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(c)	1,000	1,007,581
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	560	517,679
4.00%, 11/15/2052	3,605	3,068,119
4.00%, 11/15/2056	1,685	1,404,876

6 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	$1,295	$1,057,116
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,039,114
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	5,000	4,758,274
5.00%, 12/31/2036	5,685	5,872,704
5.00%, 12/31/2037	4,000	4,124,650
5.00%, 12/31/2047	8,005	8,116,273
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,978,775
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(f)(g)(h)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2023 5.00%, 07/01/2035(c)	2,000	2,192,333
5.00%, 07/01/2038(c)	1,000	1,086,280
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(g)(h)(i)(j)	2,200	220
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	9,088,802
5.00%, 11/21/2045(c)	8,000	8,220,284
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,098,070

abfunds.com	AB MUNICIPAL INCOME FUND | 7

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	$1,000	$1,018,569
California School Finance Authority Series 2017 5.00%, 06/01/2047(c)	700	700,155
5.00%, 06/01/2053(c)	1,775	1,743,141
Series 2024 5.00%, 06/01/2054(c)	2,350	2,333,142
5.125%, 06/01/2059(c)	1,500	1,502,587
5.125%, 06/01/2064(c)	2,350	2,341,301
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,743,308
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,694,258
Series 2016 5.25%, 07/01/2052(c)	2,500	2,530,677
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	2,025,426
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,208,858
5.00%, 06/01/2047(c)	1,565	1,550,312
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(c)	3,000	3,039,429
Series 2021 4.00%, 10/01/2046(c)	1,250	1,146,867
Series 2022 5.00%, 10/01/2061(c)	2,000	2,039,198
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(i)	2,325	1,837,999
5.00%, 06/01/2051(i)	2,910	2,201,460

8 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	$430	$432,068
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,801,804
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	626,466
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	1,003,708
Series 2022 5.00%, 08/01/2032(c)	710	745,809
5.75%, 08/01/2052(c)	1,650	1,798,518
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(c)	1,860	1,909,574
5.25%, 07/01/2052(c)	2,755	2,824,621
5.375%, 07/01/2056(c)	1,990	2,047,141
5.50%, 07/01/2062(c)	1,775	1,830,593
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	962,412
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,061,612
Series 2020-A 4.00%, 07/01/2055(c)	835	779,526
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)	1,200	1,200,440
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,438,612

abfunds.com	AB MUNICIPAL INCOME FUND | 9

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	$550	$587,801
5.50%, 08/01/2047(c)	525	556,091
California School Finance Authority (Pre-refunded – US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	836,325
5.00%, 06/01/2053(c)	2,025	2,116,949
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,002,655
5.00%, 06/01/2046(c)	2,500	2,496,598
Series 2017 5.125%, 06/01/2047(c)	700	700,942
Series 2017-G 5.00%, 06/01/2037(c)	360	363,479
5.00%, 06/01/2053(c)	2,075	2,046,943
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	575,198
6.00%, 10/01/2049	715	715,239
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.00%, 04/01/2044	1,500	1,695,265
5.00%, 04/01/2049	1,500	1,670,695
5.05%, 04/01/2032	2,000	2,049,867
5.06%, 04/01/2033	1,000	1,023,926
California State University Series 2017-B 3.899%, 11/01/2047	4,900	4,257,911
Series 2020-D 1.49%, 11/01/2028	1,500	1,348,755
Series 2021-B 2.144%, 11/01/2033	6,000	4,936,179
Series 2024-A 5.50%, 11/01/2045	2,000	2,380,319

10 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	$1,635	$1,677,168
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,037,985
5.00%, 05/15/2035	1,410	1,461,253
5.00%, 05/15/2036	1,500	1,550,934
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,084,781
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,173,404
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	18,310	20,417,970
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)	1,000	1,010,852
Series 2019 5.00%, 06/01/2051(c)	3,165	3,174,973
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,085,909
5.25%, 12/01/2056(c)	1,700	1,717,410
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,360,567

abfunds.com	AB MUNICIPAL INCOME FUND | 11

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2049(c)	$2,675	$2,717,478
5.25%, 07/01/2052(c)	1,565	1,586,460
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	9,000	9,605,189
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	1,500	1,468,640
Cerritos Community College District (Pre-refunded – US Treasuries) Series 2014-A 4.00%, 08/01/2030	2,230	2,234,642
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,038,649
5.00%, 05/01/2043	1,000	1,034,965
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,582,062
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,027,285
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,485,053
5.00%, 09/01/2048	4,250	4,375,850
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	1,100	1,106,655
5.00%, 05/15/2040	2,250	2,258,962
5.00%, 05/15/2045	2,250	2,256,887
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	15,000	15,186,444

12 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	$5,000	$5,004,812
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	2,000	1,629,724
5.00%, 05/15/2045	1,500	1,592,771
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	1,685	1,693,502
5.00%, 09/02/2028	530	532,889
5.00%, 09/02/2030	745	748,882
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,222,074
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,360,427
5.00%, 09/01/2034	1,000	1,034,258
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	651,683
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020 2.825%, 11/01/2041	4,810	3,815,181
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,131,093
5.00%, 03/01/2034	2,000	2,054,978
5.00%, 03/01/2035	3,500	3,592,693
5.00%, 03/01/2037	1,800	1,843,711
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,046,735
5.00%, 01/01/2047	3,895	3,985,475

abfunds.com	AB MUNICIPAL INCOME FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	$2,000	$1,614,126
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,431,618
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,699,868
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	714,125
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	4,000	2,868,238
Coast Community College District Series 2019-F 3.00%, 08/01/2036	850	831,099
3.00%, 08/01/2037	940	904,147
3.00%, 08/01/2038	2,175	2,061,999
Coast Community College District (Pre-refunded – US Treasuries) Series 2015 Zero Coupon, 08/01/2036	8,690	5,255,529
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,500	3,963,120
Contra Costa Community College District Series 2014-A 4.00%, 08/01/2029	2,100	2,100,875
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	35,000	35,452,217

14 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	$2,750	$2,898,931
5.00%, 09/01/2052	2,500	2,624,485
County of Riverside CA Series 2024-A 3.00%, 10/17/2025	2,500	2,500,437
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,005,727
5.00%, 09/01/2045	1,250	1,265,733
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,808,330
County of Santa Cruz CA Series 2024 5.00%, 07/01/2025	5,500	5,574,338
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	724,242
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,738,228
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	3,000	2,425,366
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	4,110,559

abfunds.com	AB MUNICIPAL INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(c)	$1,000	$712,079
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,976,483
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	704,282
4.00%, 12/01/2056(c)	1,000	760,312
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	855,787
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,489,776
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,983,247
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	714,307
4.00%, 10/01/2048(c)	3,000	2,268,164
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,078,985
East County Advanced Water Purification Joint Powers Authority Series 2024 5.00%, 09/01/2026	6,500	6,720,954

16 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Foothill-De Anza Community College District AMBAC Series 2007-A Zero Coupon, 08/01/2034	$1,995	$1,470,651
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	1,500	1,509,654
Fremont Union High School District Series 2024 5.00%, 08/01/2029	1,000	1,115,952
5.00%, 08/01/2032	1,000	1,176,125
5.00%, 08/01/2034	1,850	2,230,670
5.00%, 08/01/2035	1,170	1,402,932
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	5,730	5,316,568
Series 2021-B Zero Coupon, 06/01/2066	37,370	4,178,624
Series 2022 5.00%, 06/01/2051	10,000	10,542,171
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 2.746%, 06/01/2034	3,175	2,734,191
3.115%, 06/01/2038	5,000	4,175,569
3.293%, 06/01/2042	2,000	1,590,031
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	414,320
Zero Coupon, 09/01/2050	1,250	378,128
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	995	1,018,145
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,714,339
5.00%, 09/01/2035	1,835	1,849,250
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	4,031,850
5.50%, 11/15/2037	5,300	6,214,783

abfunds.com	AB MUNICIPAL INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	$12,610	$14,447,518
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041	1,250	1,375,114
Series 2022-C 5.00%, 07/01/2042	8,750	9,847,310
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2032	27,000	31,736,740
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,598,965
Series 2009-C 7.00%, 11/01/2034	10,000	12,648,815
Menifee Union School District Series 2018 5.00%, 09/01/2043	1,000	1,034,382
5.00%, 09/01/2048	1,215	1,251,829
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	10,000	10,710,401
Oakland Unified School District/Alameda County (Pre-refunded – US Treasuries) Series 2015-A 5.00%, 08/01/2031	1,640	1,664,213
5.00%, 08/01/2032	1,500	1,522,146
5.00%, 08/01/2033	2,200	2,232,481
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,315,434
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031	5,250	5,255,707
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,301,131

18 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port of Los Angeles Series 2024-2 5.00%, 08/01/2036	$1,000	$1,111,376
Series 2024-A 5.00%, 08/01/2027	1,000	1,045,239
5.00%, 08/01/2031	1,000	1,096,493
5.00%, 08/01/2032	2,000	2,210,419
5.00%, 08/01/2034	2,060	2,305,450
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,515,546
5.00%, 09/01/2034	995	1,005,232
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,375,493
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	500	534,979
5.00%, 09/01/2033	500	533,417
5.00%, 09/01/2037	2,235	2,363,498
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	5,310,699
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	3,330	3,394,064
4.00%, 06/01/2041	1,765	1,788,713
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.086% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	1,410	1,349,509
4.106% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,910,294
San Diego County Regional Airport Authority Series 2020 5.00%, 07/01/2035	650	691,383
5.00%, 07/01/2036	500	530,543
5.00%, 07/01/2037	250	264,599
5.00%, 07/01/2038	250	263,932
5.00%, 07/01/2039	255	268,275
5.00%, 07/01/2040	250	262,197

abfunds.com	AB MUNICIPAL INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-A 4.00%, 07/01/2056	$4,000	$3,999,921
Series 2021-B 4.00%, 07/01/2041	3,010	3,008,036
Series 2023 5.00%, 07/01/2043	1,185	1,285,505
5.00%, 07/01/2053	11,000	11,613,397
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	2,017,471
5.00%, 07/01/2048	10,000	11,128,840
Series 2024-A 5.00%, 06/30/2025	5,000	5,065,138
Series 2025-S 5.00%, 07/01/2034(d)	1,000	1,189,363
Series 2025-Z
5.00%, 07/01/2030(d)	1,000	1,119,571
5.00%, 07/01/2034(d)	2,000	2,360,762
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2024 4.655%, 10/01/2027	2,000	2,015,884
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,033,395
5.00%, 08/01/2035	1,000	1,030,806
Series 2016-C 5.00%, 08/01/2032	1,000	1,034,711
5.00%, 08/01/2035	1,000	1,030,806
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042	2,000	2,037,325
Series 2019-E 5.00%, 05/01/2050	2,000	2,063,556
Series 2022-C 3.283%, 05/01/2036	3,000	2,577,398
Series 2023-E 5.50%, 05/01/2041	5,350	6,030,255
Series 2024 5.00%, 05/01/2037	5,265	5,796,856
5.25%, 05/01/2042	10,185	11,278,336
5.25%, 05/01/2044	5,050	5,552,851
5.25%, 05/01/2049	7,500	8,152,601

20 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Santa Barbara Secondary High School District Series 2011-A Zero Coupon, 08/01/2036	$15,395	$9,823,571
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,333,114
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,353,635
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	3,600	3,858,123
Southern California Public Power Authority (Goldman Sachs Group, Inc. (The)) Series 2007-A 5.00%, 11/01/2033	5,000	5,410,859
State of California Series 2004 5.30%, 04/01/2029	5	5,012
Series 2009 7.55%, 04/01/2039	1,000	1,224,964
Series 2017 5.00%, 08/01/2026	3,000	3,113,490
Series 2018 4.60%, 04/01/2038	2,000	1,941,808
Series 2022 5.00%, 09/01/2042	7,000	7,853,826
Series 2023 5.25%, 10/01/2050	5,000	5,633,633
5.25%, 09/01/2053	20,000	22,553,968
6.00%, 03/01/2033	4,000	4,379,665
Series 2024 4.00%, 08/01/2049	4,480	4,575,174
5.00%, 09/01/2025	1,000	1,016,729
5.00%, 08/01/2044	10,050	11,451,317
5.15%, 09/01/2034	2,000	2,067,135
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,898,095
5.00%, 09/01/2034	1,000	1,033,245

abfunds.com	AB MUNICIPAL INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016-A 5.00%, 08/01/2032	$1,025	$1,060,578
5.00%, 08/01/2034	1,105	1,140,929
5.00%, 08/01/2035	595	613,329
5.00%, 08/01/2036	775	793,894
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	1,667,671
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	1,000	1,068,987
5.00%, 06/01/2048	8,970	9,218,777
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	1,000	1,032,027
5.00%, 10/01/2045	2,000	2,057,777
5.00%, 10/01/2049	2,200	2,249,478
University of California Series 2015-I 4.00%, 05/15/2033	5,000	5,015,404
Series 2023-B 4.693%, 05/15/2033	5,600	5,648,792
5.00%, 05/15/2035	5,000	5,872,346
5.00%, 05/15/2036	5,000	5,859,666
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	714,915
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,047,941
5.00%, 07/01/2033	1,500	1,534,550
Series 2023-B 5.25%, 08/01/2048	1,750	1,955,276
AGM Series 2023-B 4.25%, 08/01/2045	1,225	1,265,991

22 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	$10,000	$10,268,016

		1,204,365,853

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	437,707
Series 2018 7.125%, 09/01/2038(c)	1,385	1,493,245

		1,930,952

Georgia – 0.0%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	103,879
5.00%, 01/01/2039	100	104,658

		208,537

Guam – 1.6%
Antonio B Won Pat International Airport Authority Series 2023 5.375%, 10/01/2040	250	270,996
5.375%, 10/01/2043	1,050	1,126,524
Series 2024-A 5.25%, 10/01/2035	535	580,784
5.25%, 10/01/2036	200	217,147
5.25%, 10/01/2038	1,050	1,138,740
5.25%, 10/01/2039	1,055	1,143,339
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	2,940	3,036,326
5.00%, 10/01/2037	1,300	1,340,678
Series 2022-A 5.00%, 10/01/2044	3,700	3,920,553
Territory of Guam Series 2019 5.00%, 11/15/2031	215	219,982

abfunds.com	AB MUNICIPAL INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	$3,805	$3,907,900
5.00%, 12/01/2030	415	425,908
5.00%, 12/01/2032	455	466,044
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,931,744

		20,726,665

Indiana – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(g)(h)	47	5

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	316,982

Other – 0.4%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,574	2,846,167
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,900	1,726,054
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(e)	5,319	282,948

		4,855,169

Puerto Rico – 1.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	1,238	855,889
4.00%, 07/01/2046	11	10,093
Series 2022-C Zero Coupon, 11/01/2043	56	34,547
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,639,685
5.00%, 07/01/2035(c)	1,945	2,037,012
Series 2021-C 3.75%, 07/01/2027(c)	1,000	938,999

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$1,000	$1,008,430
NATL Series 2007-V 5.25%, 07/01/2032	1,000	998,509
5.25%, 07/01/2034	1,000	998,110
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	172	170,682
6.625%, 01/01/2028	1,313	1,300,698
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(j)(k)	305	295,930
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,700	2,049,924
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	711,881
Series 2019-A 4.329%, 07/01/2040	1,065	1,063,198
4.55%, 07/01/2040	90	90,281
5.00%, 07/01/2058	2,900	2,911,578

		18,115,446

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	993,241

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	125,439

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2049(c)	$100	$93,822
5.00%, 01/01/2055(c)	410	376,396

		595,657

Wisconsin – 0.1%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(i)	2,000	1,848,430

Total Long-Term Municipal Bonds (cost $1,263,190,681)		1,253,956,937

SHORT-TERM MUNICIPAL NOTES – 0.4%
California – 0.4%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.31%, 10/01/2047(c)(l) (cost $5,000,000)	5,000	5,000,000

Total Municipal Obligations (cost $1,268,190,681)		1,258,956,937

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	838	813,318
5.25%, 07/01/2036	879	882,561
5.25%, 07/01/2041	596	575,503

Total Asset-Backed Securities (cost $2,303,141)		2,271,382

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(h)(j)(k) (cost $518,457)	28,882	84,047

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(m)(n)(o) (cost $6,939,442)	6,939,442	$6,939,442

Total Investments – 99.4% (cost $1,277,951,721)		1,268,251,808
Other assets less liabilities – 0.6%		7,517,841

Net Assets – 100.0%		$1,275,769,649

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	1,790	01/15/2027	CPI#	3.466%	Maturity	$(77,637)	$(2,071)		$(75,566)
USD	7,450	01/15/2028	0.735%	CPI#	Maturity	1,711,374	– 0	–	1,711,374
USD	41,210	10/15/2028	CPI#	2.565%	Maturity	185,151	– 0	–	185,151
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	80,936	– 0	–	80,936
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(75,060)	– 0	–	(75,060)
USD	28,184	10/15/2029	2.516%	CPI#	Maturity	(98,605)	– 0	–	(98,605)
USD	28,158	10/15/2029	2.451%	CPI#	Maturity	(14,604)	– 0	–	(14,604)
USD	28,158	10/15/2029	2.499%	CPI#	Maturity	(76,463)	– 0	–	(76,463)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,120,823	– 0	–	1,120,823
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,111,824	– 0	–	1,111,824
USD	655	01/15/2030	1.714%	CPI#	Maturity	107,622	– 0	–	107,622
USD	655	01/15/2030	1.731%	CPI#	Maturity	106,549	– 0	–	106,549
USD	43,290	10/15/2030	CPI#	2.531%	Maturity	230,035	– 0	–	230,035
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	419,710	– 0	–	419,710
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	444,980	– 0	–	444,980
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(159,278)	– 0	–	(159,278)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(233,233)	– 0	–	(233,233)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(69,750)	– 0	–	(69,750)

						$4,714,374	$(2,071)		$4,716,445

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(667,446)	$	– 0	–	$(667,446)
USD	14,000	10/15/2029	1 Day SOFR	3.785%	Annual	17,937		– 0	–	17,937
USD	21,800	07/31/2031	1 Day SOFR	4.087%	Annual	414,331		(803)		415,134
USD	23,000	08/15/2031	1 Day SOFR	3.524%	Annual	(287,588)		– 0	–	(287,588)
USD	20,700	09/15/2031	1 Day SOFR	3.689%	Annual	(36,952)		(3,004)		(33,948)
USD	10,500	09/15/2031	1 Day SOFR	3.464%	Annual	(182,100)		– 0	–	(182,100)
USD	20,000	08/15/2034	3.545%	1 Day SOFR	Annual	338,090		– 0	–	338,090
USD	16,500	08/15/2034	3.231%	1 Day SOFR	Annual	688,387		– 0	–	688,387
USD	14,200	08/15/2034	3.304%	1 Day SOFR	Annual	527,994		– 0	–	527,994

						$812,653		$(3,807)		$816,460

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA	*	Quarterly	$1,021,687	$	– 0	–	$1,021,687

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2024.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $174,829,390 or 13.7% of net assets.

(d)	When-Issued or delayed delivery security.

(e)	IO – Interest Only.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

(g)	Defaulted.

(h)	Non-income producing security.

(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.46% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040	04/16/2019	$2,141,414	$220	0.00%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	04/22/2016	2,334,968	1,837,999	0.14%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	04/22/2016 - 10/25/2017	2,920,724	2,201,460	0.17%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,848,430	0.14%

(j)	Fair valued by the Adviser.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.7% and 0.0%, respectively.

abfunds.com	AB MUNICIPAL INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.3%
Long-Term Municipal Bonds – 105.3%
Alabama – 5.0%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055(a)	$10,000	$10,881,197
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054(b)	10,000	11,009,030
Series 2023-D 5.428% (SOFR + 1.85%), 06/01/2049(b)(c)	10,000	10,282,849
Black Belt Energy Gas District (Morgan Stanley) 5.728% (SOFR + 2.15%), 02/01/2053(b)(c)	10,000	10,407,624
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	10,000	10,054,228
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055(b)	10,000	10,712,300
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(b)	10,000	10,886,476
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	10,000	11,029,285
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054(b)	10,000	10,897,330
Homewood Educational Building Authority (CHF – Horizons II LLC) Series 2024 5.50%, 10/01/2054	1,300	1,386,138
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	7,000	7,124,745

abfunds.com	AB MUNICIPAL INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	$7,500	$7,888,262
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.998% (SOFR + 2.42%), 01/01/2053(b)(c)	10,000	10,536,911
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054(b)	10,000	10,684,295
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054(b)	20,000	21,283,390

		155,064,060

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,222,167

Arizona – 2.9%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	10,291	9,920,507
Arizona Industrial Development Authority (BASIS Schools, Inc. Obligated Group) Series 2017-D 5.00%, 07/01/2051(d)	1,885	1,888,970
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(d)	1,000	1,007,088

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(d)	$10,000	$9,241,958
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(d)	2,230	2,098,682
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(e)(f)(g)	10,420	312,600
Series 2021-A 5.50%, 07/01/2031(e)(f)(g)	480	14,400
6.00%, 07/01/2051(e)(f)(g)	3,000	90,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(d)	1,000	860,869
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,610,671
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(d)	1,000	1,004,607
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,692,094
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(d)	5,000	4,924,501
5.00%, 07/01/2055(d)	1,000	928,808

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(d)	$3,250	$3,578,485
6.875%, 11/15/2052(d)	2,000	2,181,513
7.00%, 11/15/2057(d)	1,000	1,093,379
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(d)	2,000	2,105,323
Series 2018-A 6.00%, 07/01/2052(d)	5,170	5,333,841
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(d)	3,725	3,373,049
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2041	2,875	3,204,315
5.00%, 12/01/2042	1,025	1,136,976
5.00%, 12/01/2043	2,150	2,375,271
5.00%, 12/01/2044	2,750	3,024,052
5.00%, 12/01/2045	1,200	1,315,658
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(d)	2,000	2,101,288
6.75%, 07/01/2063(d)	2,000	2,109,245
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,379,283
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(d)	1,810	1,889,081

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 06/15/2059(d)	$2,000	$2,001,018
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(d)	1,225	811,104
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054	2,100	2,297,214
AGC Series 2024 5.25%, 08/01/2043	1,000	1,128,825

		88,034,675

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(d)	2,700	2,984,006
Series 2024 7.375%, 07/01/2048(d)	13,000	14,532,340
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,402,676

		19,919,022

California – 11.2%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	7,338,604
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(d)	15,000	13,625,535
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	2,659,345
Series 2023 4.84%, 04/01/2065(f)(h)	19,047	18,115,220
California Community Choice Financing Authority (American General Life Insurance Co.) Series 2024 5.00%, 08/01/2055(b)	10,000	10,832,654

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054(b)	$10,000	$10,695,099
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,020	17,244,575
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679% (SOFR + 1.63%), 07/01/2053(b)(c)	10,000	10,014,563
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(d)	5,200	4,634,842
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(d)	13,500	11,429,382
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(d)	11,070	8,262,357
4.00%, 08/01/2046(d)	3,295	2,856,773
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(d)	5,000	3,608,319
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(d)	32,000	1,359,734
5.50%, 02/01/2040(d)	2,000	1,824,403
Series 2022-A 4.50%, 08/01/2052(d)	6,000	4,936,270

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-B Zero Coupon, 06/01/2055	$22,000	$4,312,761
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(d)	960	974,504
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	4,884	4,937,498
Series 2021-1, Class A 3.50%, 11/20/2035	4,102	4,015,656
Series 2021-2, Class X 0.82%, 03/25/2035(i)	15,320	668,299
Series 2021-3, Class A 3.25%, 08/20/2036	3,812	3,606,573
Series 2021-3, Class X 0.79%, 08/20/2036(i)	13,603	657,366
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(d)	5,500	5,667,560
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(d)	990	81,900
Series 2021-A1 5.00%, 01/01/2056(d)	1,990	2,004,393
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	1,991,697
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(d)	765	764,897
6.875%, 01/01/2042(d)	3,415	3,356,700
Series 2014 5.00%, 01/01/2035	1,050	926,338
5.25%, 01/01/2045	2,025	1,653,019

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	$3,000	$3,051,884
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e)(g)(j)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(d)	8,595	8,595,989
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(e)(f)(g)(k)	515	52
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(d)	200	239,383
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(d)	3,790	3,626,164
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(d)	3,500	3,513,720
5.00%, 07/01/2051(d)	1,750	1,755,713
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(d)	1,165	1,138,569
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(f)	1,000	790,537
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(d)	2,850	2,851,168

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(d)	$1,000	$1,013,712
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(d)	10,000	8,070,629
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(d)	6,550	4,688,550
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(d)	5,000	4,499,781
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(d)	6,800	4,876,004
4.00%, 08/01/2047(d)	2,655	2,343,030
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(d)	7,500	5,289,822
4.00%, 05/01/2057(d)	10,000	7,242,422
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(d)	3,275	2,448,539
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(d)	5,000	4,445,161
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(d)	7,500	6,165,838

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(d)	$5,800	$4,122,656
4.00%, 07/01/2058(d)	7,360	5,240,898
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(d)	7,000	5,534,153
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(d)	5,500	3,946,076
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(d)	2,000	1,408,564
4.00%, 12/01/2056(d)	9,600	7,298,996
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(d)	10,000	8,557,874
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(d)	1,000	744,888
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(d)	5,000	4,351,745
Series 2021-A2 4.00%, 07/01/2056(d)	10,000	8,263,528
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(d)	2,500	1,798,308

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	$130,105	$14,548,029
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(d)	3,285	3,095,586
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	10,000	11,571,653
San Francisco Intl Airport Series 2024 5.25%, 05/01/2041	10,000	11,117,143
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	3,600	3,633,679
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	12,550	2,092,927
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,305,449
5.00%, 06/01/2039	680	721,411
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	5,465	1,390,297

		342,523,263

Colorado – 2.9%
Aerotropolis Regional Transportation Authority Series 2024 5.75%, 12/01/2054(a)(d)	1,230	1,256,108
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	10,000	9,773,870
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039	749	666,815
5.00%, 12/01/2049	1,750	1,427,052

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(d)	$5,730	$5,736,039
Series 2022 6.50%, 12/01/2053	1,000	1,040,810
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	986,034
4.00%, 05/01/2061	1,250	1,081,162
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,208,720
Colorado Educational & Cultural Facilities Authority (STEAD School (The)) Series 2023-A 7.00%, 07/01/2034(d)	4,000	4,152,644
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	890,069
5.125%, 11/01/2049	765	765,045
Colorado Health Facilities Authority 5.25%, 11/01/2038(b)	2,200	2,478,907
5.25%, 11/01/2039(b)	2,600	2,923,782
5.25%, 11/01/2052(b)	5,000	5,427,922
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,467,299
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,536,536
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	733,283

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	$1,175	$1,107,986
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(d)	1,750	1,179,750
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(e)(f)(g)	10,000	7,500,000
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	9,027	8,386,197
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(d)	2,000	2,015,561
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.75%, 12/01/2052	1,500	1,539,518
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(d)	1,006	1,054,643
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(d)	1,000	1,000,073
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(f)	3,810	2,624,623
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	3,000	2,821,362
5.00%, 12/01/2052	1,000	909,526
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052	1,500	1,601,323
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(d)	333	345,306
St. Vrain Lakes Metropolitan District No. 4 Series 2024-A 6.75%, 09/20/2054(d)(l)	1,000	730,850

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	$1,060	$1,061,181
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,139,721
6.75%, 12/01/2053	3,000	3,203,187
Series 2023 8.375%, 12/15/2054	1,000	1,024,913
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	159	136,603
AGM Series 2020 5.00%, 12/01/2027	195	205,754
5.00%, 12/01/2030	270	294,182
5.00%, 12/01/2050	205	214,081
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043	1,000	1,002,099
6.75%, 12/01/2052	1,000	1,002,889

		87,653,425

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	500	513,434
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,092,436

		1,605,870

District of Columbia – 1.1%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 6.25%, 06/01/2041(d)(l)	1,000	611,643
6.60%, 06/01/2049(d)(l)	1,600	956,620
Series 2024-A 5.125%, 06/01/2034(d)	2,720	2,772,507

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	$1,000	$1,024,159
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(d)	1,425	1,440,880
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	140,500	14,674,617
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2024 5.25%, 07/15/2059	10,000	11,030,997

		32,511,423

Florida – 6.1%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,243,323
4.00%, 10/01/2046	1,750	1,539,338
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,050	2,019,136
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(d)	1,550	1,161,755
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,362,822
5.00%, 10/01/2032	1,000	1,057,762
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(d)	2,270	2,370,475
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(d)	1,500	1,166,494

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(d)	$27,000	$2,009,219
3.375%, 07/01/2031(d)	905	885,660
5.00%, 07/01/2056(d)	11,500	11,480,649
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(d)	1,000	1,046,766
6.375%, 05/01/2053(d)	1,000	1,049,187
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(d)	1,000	957,898
5.00%, 06/01/2055(d)	2,000	1,833,537
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(d)	2,000	2,107,776
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	460,496
Zero Coupon, 09/01/2042	1,000	463,736
Zero Coupon, 09/01/2049	1,000	321,779
Zero Coupon, 09/01/2053	1,400	366,366
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	3,050,476
County of Lee FL Airport Revenue Series 2024 5.25%, 10/01/2054	10,200	10,944,309
County of Miami-Dade FL Aviation Revenue Series 2024-A 5.00%, 10/01/2034(b)	11,470	12,583,336
5.00%, 10/01/2035(b)	4,630	5,046,766
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	250	160,174
Zero Coupon, 10/01/2036	410	250,567
Zero Coupon, 10/01/2037	230	133,658

46 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 10/01/2038	$315	$173,797
Zero Coupon, 10/01/2039	390	204,327
County of Palm Beach FL (Provident Group – LU Properties II LLC) Series 2024 8.50%, 06/01/2033	150	152,162
County of Palm Beach FL (Provident Group – LU Properties LLC) Series 2024 6.00%, 06/01/2044	1,000	1,015,102
6.125%, 06/01/2054	1,000	1,010,317
6.25%, 06/01/2059	1,000	1,015,585
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(d)	1,000	990,752
5.00%, 04/01/2051(d)	1,970	1,883,514
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(d)	1,000	1,107,297
Series 2023-B 6.45%, 05/01/2027(d)	2,755	2,830,501
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(d)	3,900	3,925,755
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(d)	910	871,790
4.00%, 07/01/2051(d)	1,950	1,714,283
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC) Series 2024 4.375%, 10/01/2054(d)	5,000	5,054,174
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	5,705	5,731,848
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(d)	2,365	2,381,933

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	$2,000	$2,134,991
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024 5.00%, 06/01/2044(d)	1,000	1,018,089
5.25%, 06/01/2054(d)	1,050	1,069,574
5.25%, 06/01/2059(d)	1,000	1,014,849
6.50%, 06/01/2059(d)	1,200	1,221,156
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044	795	805,892
5.00%, 03/01/2049	3,375	3,405,328
Hillsborough County Aviation Authority Series 2018-F 5.00%, 10/01/2048	10,000	10,381,394
Series 2024 5.50%, 10/01/2054	10,000	11,097,236
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2030(a)	1,960	2,136,156
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,798,651
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	1,055,314
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040(a)	10,000	11,478,899

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(d)	$1,500	$1,519,584
Series 2023-B 5.78%, 06/01/2027(d)	1,000	1,006,766
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(d)	1,000	1,009,884
5.50%, 07/01/2061(d)	1,000	1,019,649
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	7,235	7,492,976
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,789,152
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	927,655
4.00%, 10/01/2051	1,815	1,577,921
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,826,369
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(d)	1,000	1,285,546
Palm Beach County School District (Palm Beach County School District COP) Series 2022-B 5.25%, 08/01/2039	1,835	2,082,045

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)	$1,905	$1,709,200
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,454,018
5.00%, 01/01/2052	4,500	4,483,922
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(d)	1,925	1,592,697
Village Community Development District No. 13 (Village Community Development District No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	195	190,563
Village Community Development District No. 15 (Village Community Development District No 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(d)	1,000	1,005,483
4.20%, 05/01/2039(d)	1,000	1,004,845
4.55%, 05/01/2044(d)	1,000	1,007,880
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(d)	995	1,033,310
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(d)	1,500	1,511,996

		188,285,587

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 2.9%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 6.50%, 12/15/2048(d)(l)	$10,000	$8,614,602
Series 2024-A 5.50%, 04/01/2039(d)	2,500	2,596,302
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(d)	8,715	8,505,057
7.00%, 06/01/2041(d)	2,040	1,951,033
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.25%, 10/01/2054	6,110	6,586,309
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	1,006,263
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(d)	8,350	8,365,816
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-A 5.00%, 06/01/2053(b)	10,000	10,645,345
Series 2023-D 5.00%, 05/01/2054(b)	10,000	10,687,315
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.271% (SOFR + 1.70%), 12/01/2053(b)(c)	10,000	10,309,778
Series 2023-B 5.00%, 07/01/2053(b)	10,000	10,670,760
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	225	236,224
5.00%, 01/01/2039	780	808,522
Series 2022 5.50%, 07/01/2063	6,500	7,034,799

		88,018,125

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 0.2%
Territory of Guam Series 2019 5.00%, 11/15/2031	$670	$685,526
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,387,567

		5,073,093

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue Series 2025 5.00%, 07/01/2037(a)	3,000	3,452,580

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	3,000	3,291,915
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,639

		7,299,554

Illinois – 5.1%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(d)	2,000	2,002,839
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	5,405	5,406,338
Series 2016-A 7.00%, 12/01/2044	3,095	3,160,108
Series 2017-A 7.00%, 12/01/2046(d)	4,975	5,316,917
Series 2017-B 6.75%, 12/01/2030(d)	11,365	12,340,510
7.00%, 12/01/2042(d)	2,400	2,576,717
Series 2018-A 5.00%, 12/01/2032	4,800	4,925,215
Series 2019-B 5.00%, 12/01/2030	425	441,936
5.00%, 12/01/2031	750	777,824

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2032	$310	$320,245
5.00%, 12/01/2033	290	298,862
Series 2023-A 5.875%, 12/01/2047	5,000	5,412,834
6.00%, 12/01/2049	5,000	5,439,205
Chicago O’Hare International Airport Series 2022 5.50%, 01/01/2055(b)	10,000	10,750,798
Series 2024-C 5.00%, 01/01/2034	3,000	3,280,513
City of Chicago IL Series 2015-B 5.00%, 01/01/2025	400	400,415
Series 2016-C 5.00%, 01/01/2038	90	90,408
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(e)(g)	7,950	4,766,434
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	2,043,480
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(d)	1,000	912,316
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,108,492
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,801,117
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	400	366,991
4.00%, 09/01/2037	520	466,816
4.00%, 09/01/2039	1,000	875,528
4.00%, 09/01/2041	1,000	853,112
5.00%, 09/01/2036	540	541,071
5.00%, 09/01/2038	1,000	994,989
5.00%, 09/01/2040	1,500	1,471,187

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(d)	$5,500	$6,455,540
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,530	6,280,301
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	625,957
Series 2024 5.67%, 11/01/2038(f)	5,820	5,850,379
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund) Series 2012 Zero Coupon, 12/15/2041	24,500	12,078,679
Zero Coupon, 12/15/2050	19,675	6,124,944
State of Illinois Series 2010 7.35%, 07/01/2035	5,893	6,459,435
Series 2024 5.00%, 02/01/2037	10,000	11,216,496
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	7,308	7,044,076
Series 2016-B 7.00%, 03/01/2033	3,341	3,332,332
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	526	525,826
5.00%, 03/01/2036	8,950	8,909,165
Series 2015-B 6.00%, 03/01/2036	2,380	2,382,579

		156,428,926

Indiana – 2.5%
City of Fort Wayne IN 10.75%, 12/01/2029(e)(g)	328	33
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(d)	3,350	2,818,503

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(d)	$1,000	$1,030,915
5.00%, 01/01/2054(d)	2,000	2,050,280
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	8,000	8,220,532
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	17,575	8,263,598
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,977,716
4.00%, 04/01/2040	2,215	2,099,734
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	1,000	991,837
4.00%, 11/15/2027	1,000	991,745
4.00%, 11/15/2030	1,000	996,901
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,675,752
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	5,145	4,951,414
Series 2021-B 2.50%, 11/01/2030	4,025	3,714,939
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(d)	10,000	10,743,941
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,788,665

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$5,000	$5,076,835
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(d)	1,325	1,178,787
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,178,990
6.00%, 03/01/2053	5,000	5,440,031
Series 2023-F 7.75%, 03/01/2067	4,075	4,666,885
BAM Series 2023 5.25%, 03/01/2067	5,000	5,405,919

		77,263,952

Iowa – 0.5%
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	1,685	1,614,498
4.00%, 12/01/2041	3,400	2,924,588
4.00%, 12/01/2046	2,275	1,866,840
4.00%, 12/01/2051	4,060	3,230,830
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,734,188

		14,370,944

Kansas – 0.4%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	5,000	5,019,586
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,022,959
5.00%, 03/01/2039	1,070	1,091,614
5.00%, 03/01/2044	655	664,908

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 03/01/2049	$3,835	$3,879,176

		11,678,243

Kentucky – 2.0%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2038	745	718,270
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.70%, 01/01/2052(d)	7,000	6,992,497
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,653,192
5.50%, 11/15/2045	1,665	1,412,886
Series 2016-A 5.00%, 05/15/2046	4,500	3,796,181
5.00%, 05/15/2051	3,500	2,850,716
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,127,125
5.25%, 06/01/2041	3,650	3,723,555
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,441,694
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(d)	1,105	1,105,772
5.75%, 11/01/2040(d)	5,130	5,294,255
Series 2022-B 6.75%, 11/01/2040(d)	850	876,074
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055(b)	10,000	10,621,799

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(b)	$10,000	$10,187,725
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	389,991

		61,191,732

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,641,822
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,148,843
Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC) Series 2024 5.00%, 09/01/2066	8,000	8,305,746
5.75%, 09/01/2064	7,000	7,695,358
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(e)(g)	7,250	73
Series 2014-A 8.375%, 07/01/2039(e)(g)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051	10,000	10,070,435
Louisiana Public Facilities Authority (Pre-refunded – US Govt Agencies) Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	25,694
New Orleans Aviation Board Series 2024 5.00%, 01/01/2038	1,040	1,123,066

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(d)	$955	$1,056,076
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,580,042

		45,647,325

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(d)	7,270	7,277,550

Maryland – 2.3%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,501,171
6.125%, 07/01/2039	750	750,379
6.25%, 07/01/2044	2,000	2,000,724
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025	475	475,259
5.00%, 01/01/2026	495	500,479
5.00%, 01/01/2027	430	443,057
5.00%, 01/01/2028	300	313,263
5.00%, 01/01/2029	290	305,963
5.00%, 01/01/2030	285	303,251
5.00%, 01/01/2036	1,790	1,886,616
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(b)	45,000	51,794,176
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2054	10,000	10,923,622

		71,197,960

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.2%
Commonwealth of Massachusetts Series 2024-B 5.00%, 05/01/2054	$10,000	$10,925,483
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,148,885
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(d)	1,000	1,017,972
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,067,859
Series 2024 8.50%, 10/01/2026	2,175	2,204,377
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036	4,500	4,762,529
5.00%, 07/01/2037	4,000	4,224,343
5.00%, 07/01/2038	8,100	8,536,163

		35,887,611

Michigan – 1.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(l)	7,000	5,671,754
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	1,060	1,040,945
5.00%, 11/01/2052	1,185	1,139,450
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	140	139,063
4.00%, 02/01/2032	285	277,562
4.00%, 02/01/2042	1,115	983,339

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	$16,575	$1,848,854
Michigan Finance Authority (Pre-refunded – US Treasuries) Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	45	46,431
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,592,958
5.00%, 07/01/2044	1,200	1,200,878
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	5,547,942

		31,489,176

Minnesota – 1.3%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	230	199,808
4.00%, 09/01/2061	870	717,494
City of Bloomington MN Series 2024-A 6.18%, 07/01/2041(d)	2,570	2,595,005
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(d)(l)	5,000	5,227,803
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(d)	5,000	5,070,184
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(d)	5,000	5,152,797
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(d)	3,000	3,055,659

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(d)	$2,795	$2,794,530
5.66%, 07/01/2041(d)	7,500	7,543,123
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	925,526
4.00%, 07/01/2041	830	726,591
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(f)	2,100	1,703,764
4.00%, 06/01/2051(f)	2,225	1,624,047
4.00%, 06/01/2056(f)	1,000	706,068
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.00%, 01/01/2041	3,000	3,211,069

		41,253,468

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	5,750	5,849,521
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(d)	1,000	843,221
5.00%, 10/01/2031(d)	2,850	2,945,449
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	249,443
5.00%, 01/01/2035	750	799,039

		10,686,673

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Missouri – 0.8%
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(d)	$5,000	$5,024,820
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(e)(g)	1,165	54,695
5.00%, 11/15/2046(e)(g)	2,610	1,834,383
Series 2021-A 10.00%, 11/15/2046(e)(g)	804	691,512
Series 2021-C 7.50%, 11/15/2037(e)(g)	643	511,958
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(d)	1,615	1,517,186
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	2,014,204
5.00%, 08/15/2046	5,585	5,298,270
5.00%, 08/15/2051	2,415	2,210,891
Series 2021-A 5.00%, 08/15/2056	5,000	4,709,165
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(d)	2,000	2,024,360

		25,891,444

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2042	14,670	16,501,690

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.4%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(d)	$8,500	$1,289,315
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(d)	1,300	1,273,589
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2045	3,000	3,024,846
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038(e)(f)(g)	1,473	6,039
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	5,500	5,667,553

		11,261,342

New Hampshire – 2.3%
National Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(i)	9,717	437,965
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	11,884	12,060,778
Series 2022-1, Class A 4.375%, 09/20/2036	16,468	16,618,623
Series 2022-1, Class X 0.35%, 09/20/2036(i)	10,656	220,725
Series 2022-2, Class A 4.00%, 10/20/2036	9,717	9,529,811
Series 2024 5.00%, 12/01/2028(d)	1,000	1,001,984
Series 2024-1 4.15%, 10/20/2040	3,400	3,405,406
Series 2024-1, Class X 0.55%, 07/01/2051(i)	4,195	161,073
Series 2024-2, Class X 0.59%, 08/20/2039(i)	9,970	412,081

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(d)	$7,200	$7,239,709
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(d)	2,325	2,264,037
Series 2020-B 3.75%, 07/01/2045(d)	3,215	2,801,057
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(d)	1,957	1,957,941
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,000	1,000,088
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	12,394,486

		71,505,764

New Jersey – 3.3%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(d)	1,000	921,541
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,789,926
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	2,000	2,054,026
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,515,860

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$3,550	$3,553,828
Series 2014-B 5.625%, 11/15/2030	4,525	4,542,949
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	2,670	1,502,685
New Jersey Turnpike Authority Series 2024-A 4.00%, 01/01/2035	11,500	12,432,078
Series 2024-C 5.00%, 01/01/2043	7,500	8,392,384
5.00%, 01/01/2044	2,500	2,789,005
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	47,595	47,818,106

		101,312,388

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	2,765	2,671,157

New York – 6.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(d)	4,205	4,215,103
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	4,300,500
5.50%, 11/01/2044	2,875	1,753,750
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(e)(g)(k)(m)	5,000	– 0	–

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025	$635	$646,505
Series 2020-C 5.25%, 11/15/2055	2,000	2,103,006
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	2,765	2,551,851
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(e)(g)(l)	7,315	1,105,434
9.00%, 01/01/2041(e)(f)(g)	3,660	3,660,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355	1,111,560
New York City Municipal Water Finance Authority Series 2024-C 5.25%, 06/15/2054	10,000	11,167,767
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	8,358,859
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(d)	9,190	9,194,992
5.375%, 11/15/2040(d)	2,500	2,501,970
7.25%, 11/15/2044(d)	1,705	1,706,867
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	10,000	11,466,748
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2026(a)	2,430	2,490,720
5.00%, 05/01/2028(a)	9,840	10,465,678
5.00%, 05/01/2031(a)	4,930	5,494,299

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners LLC) Series 2024 5.50%, 12/31/2054	$4,000	$4,334,686
5.50%, 12/31/2060	2,000	2,153,871
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,752,101
6.00%, 06/30/2054	2,500	2,727,721
Series 2024 5.00%, 06/30/2060	6,820	7,001,638
5.50%, 06/30/2054	4,925	5,286,627
5.50%, 06/30/2060	7,000	7,477,974
AGM Series 2023 5.00%, 06/30/2049	2,000	2,074,210
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	17,110,482
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	4,000	4,197,170
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(b)	10,000	10,906,227
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(b)	10,000	11,128,259
Series 2022-C 5.25%, 05/15/2052(b)	5,000	5,477,284
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series 2024-A 5.25%, 05/15/2064	10,000	11,025,439
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	2,500	2,347,230
5.00%, 06/01/2048	2,050	1,920,639
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,922,057

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.25%, 09/15/2042	$1,795	$1,603,031
5.25%, 09/15/2047	3,080	2,627,216
5.25%, 09/15/2053	6,635	5,461,592
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(d)	1,650	1,531,348

		200,362,411

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2033(d)	710	781,995
5.00%, 04/01/2035(d)	830	918,971
5.00%, 04/01/2039(d)	1,120	1,221,102
5.00%, 04/01/2041(d)	1,290	1,397,110
5.00%, 04/01/2043(d)	1,480	1,593,015
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,625,848
North Carolina Turnpike Authority AGM Series 2024
Zero Coupon, 01/01/2051	3,000	874,063
Zero Coupon, 01/01/2052	2,000	551,359
Zero Coupon, 01/01/2053	1,000	261,106

		9,224,569

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(e)(f)(g)(k)(m)	1,550	– 0	–
7.00%, 12/15/2043(e)(f)(g)(k)(m)	1,610	– 0	–
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	5,000	5,045,616

		5,045,616

Ohio – 2.3%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	46,605	4,491,753
5.00%, 06/01/2055	27,400	25,086,911

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	$1,000	$1,081,336
5.00%, 08/01/2033	800	863,766
5.00%, 08/01/2034	1,000	1,076,443
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	10,920	11,091,763
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,710	2,429,713
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	502,755
5.125%, 12/01/2049	690	574,721
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,117,940
6.75%, 12/01/2052	10,000	11,176,655
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(d)	3,700	2,977,907
Series 2023 5.00%, 12/01/2053(d)	2,000	2,052,283
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati, Inc.) Series 2021 4.375%, 06/15/2056	1,000	989,245
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	6,451,101

		71,964,292

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oklahoma – 1.4%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	$3,295	$2,533,251
Oklahoma City Water Utilities Trust Series 2024 5.25%, 07/01/2059	10,000	11,206,280
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,277,896
5.50%, 08/15/2052	3,000	3,089,528
5.50%, 08/15/2057	11,290	11,610,665
Series 2022-A 5.50%, 08/15/2044	10,000	10,358,625

		42,076,245

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	1,003,113
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	10,000	2,700,966
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	3,000	735,082

		4,439,161

Other – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(d)	7,310	7,710,457
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.96%, 07/25/2036(i)	6,554	348,632
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(i)	11,592	768,355

		8,827,444

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 3.3%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	$5,710	$5,677,937
6.00%, 06/30/2044(l)	2,438	1,757,898
7.00%, 06/30/2039	3,710	3,456,510
8.00%, 06/30/2034	1,360	1,410,395
8.00%, 06/30/2044(l)	1,950	1,147,034
Series 2024-A 6.00%, 06/30/2034	640	693,550
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	4,377,187
5.00%, 07/01/2040	1,100	1,148,364
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(d)	2,750	2,898,715
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	8,044,984
6.00%, 06/01/2051	3,715	3,739,465
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,122,552
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	715	722,895
Geisinger Authority (Kaiser Obligated Group) Series 2020 5.00%, 04/01/2043	2,000	2,166,884
5.00%, 04/01/2050	8,000	8,363,562

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	$1,000	$1,026,686
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	931,740
5.00%, 03/01/2045	500	446,424
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	12,829,600
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.75%, 12/31/2062	4,000	4,400,687
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	8,740	8,757,771
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(d)	1,640	1,379,434
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,303,524
6.50%, 06/01/2045	2,390	2,396,417
6.625%, 06/01/2050	3,870	3,881,414
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	3,111,079

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(d)	$1,250	$1,290,247
School District of Philadelphia (The) Series 2023-A 5.50%, 09/01/2048	1,750	1,964,104
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(d)	6,920	4,162,525
5.00%, 01/01/2057(d)	5,475	3,162,916
Series 2016-B 6.08%, 01/01/2026(d)	185	181,339
Series 2016-C Zero Coupon, 01/01/2036(d)	3,010	1,087,857
Series 2016-D Zero Coupon, 01/01/2057(f)	59,415	3,305,340

		102,347,036

Puerto Rico – 8.3%
Children’s Trust Fund Series 2008-B Zero Coupon, 05/15/2057	445,000	27,286,243
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	21,858	15,117,258
4.00%, 07/01/2035	2,805	2,772,785
Series 2022-A Zero Coupon, 11/01/2051	5,173	2,761,071
5.07%, 11/01/2051	16,361	10,430,306
Series 2022-C Zero Coupon, 11/01/2043	38,583	23,825,161
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	3,269	3,187,121
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(d)	10,000	10,601,145
5.00%, 07/01/2047(d)	5,500	5,669,817
Series 2021-B 5.00%, 07/01/2025(d)	3,505	3,525,243

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2028(d)	$2,550	$2,662,925
5.00%, 07/01/2029(d)	3,850	4,056,456
5.00%, 07/01/2033(d)	2,835	3,010,064
5.00%, 07/01/2037(d)	2,530	2,650,387
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(e)(g)	7,425	3,879,562
5.00%, 07/01/2037(e)(g)	10,045	5,248,512
Series 2008-W 5.00%, 07/01/2028(e)(g)	7,285	3,806,413
Series 2008-WW 5.375%, 07/01/2024(g)(n)	3,700	1,942,500
Series 2010-A 5.25%, 07/01/2029(e)(g)	2,370	1,238,325
5.25%, 07/01/2030(e)(g)	390	203,775
Series 2010-C 5.00%, 07/01/2024(g)(n)	1,530	803,250
5.25%, 07/01/2027(e)(g)	2,550	1,332,375
5.25%, 07/01/2028(e)(g)	5,255	2,745,738
Series 2010-DDD 5.00%, 07/01/2020(g)(n)	1,660	871,500
5.00%, 07/01/2021(g)(n)	920	483,000
5.00%, 07/01/2022(g)(n)	610	320,250
Series 2010-X 5.25%, 07/01/2027(e)(g)	3,725	1,946,313
5.25%, 07/01/2040(e)(g)	10,035	5,243,287
5.75%, 07/01/2036(e)(g)	2,280	1,191,300
Series 2010-ZZ 5.25%, 07/01/2018(g)(n)	2,500	1,312,500
5.25%, 07/01/2019(g)(n)	1,715	900,375
5.25%, 07/01/2022(g)(n)	1,565	821,625
5.25%, 07/01/2024(g)(n)	1,570	824,250
5.25%, 07/01/2025(e)(g)	440	229,900
Series 2012-A 5.00%, 07/01/2029(e)(g)	3,345	1,747,763
5.00%, 07/01/2042(e)(g)	1,000	522,500
5.05%, 07/01/2042(e)(g)	2,000	1,045,000
Series 2013-A 7.00%, 07/01/2033(e)(g)	2,200	1,149,500
7.00%, 07/01/2040(e)(g)	575	300,438
AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,208,776
NATL Series 2007-V 5.25%, 07/01/2029	245	242,291

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	$1,321	$1,309,761
6.625%, 01/01/2028	10,077	9,981,144
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(k)(m)	2,341	2,270,873
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,411,675
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2027	383	347,790
Zero Coupon, 07/01/2029	1,519	1,276,679
Zero Coupon, 07/01/2046	57,388	19,336,772
Zero Coupon, 07/01/2051	40,000	9,881,356
Series 2019-A 4.329%, 07/01/2040	21,770	21,733,157
4.55%, 07/01/2040	2,637	2,645,223
5.00%, 07/01/2058	10,481	10,522,844

		253,834,274

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,828,716
5.00%, 05/15/2032	1,890	1,924,238
5.00%, 05/15/2033	1,000	1,017,554
5.00%, 05/15/2034	1,600	1,627,226

		6,397,734

South Carolina – 1.6%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	445	444,215
5.41%, 11/01/2039	7,515	7,466,013
6.28%, 11/01/2039	330	327,960

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(d)	$5,000	$4,860,807
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(d)	185	175,250
Series 2023-A 6.50%, 02/01/2056(d)	5,305	5,608,919
Series 2023-B 7.50%, 08/01/2047(d)	2,200	2,252,957
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	2,000	2,016,647
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(e)(f)(g)	3,115	467,250
6.50%, 06/01/2051(e)(f)(g)	3,175	476,250
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	1,009,402
4.50%, 11/01/2054	1,000	1,016,744
5.25%, 11/01/2044	10,000	11,202,675
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(l)	6,135	4,663,128
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,291,580
Series 2024-A 5.00%, 12/01/2043	3,555	3,900,880
5.00%, 12/01/2044	2,000	2,187,457

		49,368,134

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	$1,000	$921,560
4.00%, 08/01/2051	3,620	3,114,746
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,569,585

		5,605,891

Tennessee – 1.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(d)	19,305	18,916,176
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(d)	2,350	2,414,352
9.50%, 11/01/2052(d)	6,600	6,779,556
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(e)(f)(g)	100	1,000
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	873,984
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	1,037,089
5.25%, 12/01/2049	3,250	3,042,428
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021
4.00%, 12/01/2039	5,800	4,843,762

		37,908,347

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 7.4%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	$2,895	$2,392,068
Series 2021-B 5.00%, 10/01/2050(d)	4,250	3,748,914
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2023 4.875%, 06/15/2056(d)	1,000	1,009,725
Series 2024 4.875%, 06/15/2054(d)	1,100	1,101,396
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(d)	1,100	1,151,778
6.375%, 06/01/2062(d)	3,500	3,669,452
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,191,307
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	550,351
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(d)	6,205	5,044,409
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,501,302
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(d)	8,500	7,650,000
Series 2023 12.00%, 06/01/2043(d)	1,000	1,002,859

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038	$1,800	$2,026,066
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(d)	69,315	4,940,905
6.00%, 12/01/2062	8,080	8,015,383
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(d)	3,460	3,372,154
6.25%, 12/01/2054(d)	1,400	1,289,643
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,718,209
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,850,306
Series 2024-B 5.50%, 07/15/2038(a)	3,520	3,806,980
City of San Antonio TX Electric & Gas Systems Revenue Series 2024-A 5.25%, 02/01/2049	10,000	11,167,590
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(d)	1,000	1,015,042
6.25%, 06/15/2053(d)	2,000	2,045,012
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,118,185
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(d)	2,000	1,986,849
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,026,484
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	531,902

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 12/01/2054	$1,585	$337,839
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,115,953
Zero Coupon, 12/01/2055	5,000	905,260
Zero Coupon, 12/01/2056	3,325	567,935
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,073,441
5.00%, 10/15/2034	1,665	1,691,970
5.00%, 10/15/2037	2,765	2,798,849
5.00%, 10/15/2038	2,615	2,643,777
5.00%, 10/15/2044	5,375	5,419,307
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,809,460
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(d)	15,000	15,042,337
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2023 0.00%, 12/31/2030	736	467,622
7.25%, 12/31/2030	4,145	4,144,557
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(e)(g)(l)	9,684	3,569,282
7.50%, 11/15/2036(e)(g)	2,265	1,882,260
7.50%, 11/15/2037(e)(g)	365	296,041
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	8,445	8,481,767
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,289,269

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	$2,285	$2,310,695
5.00%, 01/01/2042	7,485	7,517,830
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,378,378
Series 2022 4.00%, 01/01/2047	1,300	952,942
4.25%, 01/01/2057	5,000	3,535,426
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	5,020,634
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,817,704
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,086,393
4.00%, 08/15/2056	1,380	1,150,046
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.00%, 01/01/2039(d)	2,315	2,405,844
5.125%, 01/01/2044(d)	3,000	3,112,291
5.25%, 01/01/2054(d)	2,000	2,078,189
10.00%, 07/01/2026(d)	2,000	2,043,950
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2045(e)(g)(k)(m)	2,115	– 0	–
5.25%, 11/15/2047(e)(g)(k)(m)	678	– 0	–
Series 2015-B 5.00%, 11/15/2036(e)(g)(k)(m)	920	– 0	–

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(e)(g)	$16,668	$10,500,864
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054(b)	10,895	11,789,566
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	10,000	10,854,894
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000	10,886,139

		226,902,982

Utah – 0.8%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(d)	2,200	2,268,824
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(b)	5,000	5,346,603
5.00%, 05/15/2050(b)	8,000	8,446,536
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(d)	3,000	2,959,736
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(d)	2,000	2,004,335

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	$3,000	$2,601,462
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(d)	2,000	2,037,939

		25,665,435

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(d)	1,500	1,445,718

Virginia – 2.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(d)	6,410	6,273,616
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(d)	1,245	1,228,210
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	28,805	27,455,970
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	6,198,264
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(d)	4,000	3,269,394
Series 2015-A 5.00%, 07/01/2035(d)	1,200	1,087,677
5.00%, 07/01/2045(d)	3,110	2,541,954

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(d)	$4,465	$4,509,528
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(f)	10,000	9,396,770
9.245% (SOFR + 5.50%), 06/01/2029(c)(f)	8,500	8,041,482

		70,002,865

Washington – 2.4%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	10,000	11,896,950
City of Seattle WA Municipal Light & Power Revenue Series 2024 5.00%, 10/01/2054	10,000	10,941,968
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	1,000	1,128,311
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,713,254
Port of Seattle WA Series 2019 5.00%, 04/01/2044(b)	10,000	10,344,644
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(d)	440	406,043
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,916,380

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	$9,615	$9,023,281
Series 2021-1, Class X 0.727%, 12/20/2035(i)	7,579	316,832
Series 2023-1, Class X 1.493%, 04/20/2037(i)	19,826	2,052,375
Series 2024-2 4.221%, 03/20/2040	1,299	1,271,616
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(d)	810	806,003
5.00%, 01/01/2036(d)	2,200	2,206,903
5.00%, 01/01/2046(d)	4,425	4,217,535
Series 2019-A 5.00%, 01/01/2044(d)	440	424,562
5.00%, 01/01/2049(d)	275	258,011
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,095	4,909,682
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(d)	3,880	4,300,223

		73,134,573

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(d)	1,000	828,853
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(d)	410	430,477
6.00%, 06/01/2053(d)	875	946,476

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(d)	$2,105	$1,907,363
Series 2023 7.00%, 06/01/2043(d)	770	828,914
8.00%, 06/01/2053(d)(l)	5,290	1,214,852
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,990,631
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d)	8,000	8,322,690

		16,470,256

Wisconsin – 6.7%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(d)	6,175	5,726,377
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(a)	2,750	3,153,229
Series 2025-2 5.00%, 05/01/2038(a)	3,800	4,386,012
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	13,932,041
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(d)	2,000	2,037,214
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	810,044
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	2,118,168

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(d)	$1,605	$1,457,445
Series 2022-A 3.875%, 12/01/2039(d)	7,370	6,662,458
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(d)	750	710,400
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)(d)	5,000	2,175,291
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(d)	8,770	8,772,737
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	27,000	24,953,810
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	7,447,620
5.75%, 02/01/2052(d)	13,000	13,692,874
6.00%, 02/01/2062(d)	7,850	8,404,514
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(d)	5,500	5,765,827
8.125%, 07/01/2058(d)	5,500	5,766,300
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(d)	6,975	7,020,830
6.625%, 02/01/2046(d)	4,750	4,409,358
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,004,231

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(g)(k)(m)(n)	$3,409	$	– 0	–
Series 2022 15.00%, 04/30/2023(f)(g)(k)(m)(n)	7,500		– 0	–
Series 2023 15.00%, 04/30/2023(f)(g)(k)(m)(n)	1,815		18
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	4,246		2,778,284
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(d)	1,000		1,023,787
7.25%, 12/01/2042(d)	2,370		2,468,266
7.50%, 12/01/2052(d)	2,060		2,164,001
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(d)	6,640		5,479,414
Wisconsin Public Finance Authority (Million Air Three Obligated Group) Series 2024 9.75%, 09/01/2054(a)(d)	1,300		1,380,225
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(d)	2,000		1,103,771
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(d)	3,000		2,150,339
Wisconsin Public Finance Authority (Pre-refunded – US Treasuries) Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(d)	40		43,989
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2054	2,000		2,156,893

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(d)	$3,000	$3,448,791
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(d)	6,000	6,827,219
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(d)	16,500	13,593,728
Series 2022 4.00%, 06/01/2049(d)	3,980	3,414,366
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(d)	1,725	1,725,355
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(d)	1,000	1,001,511
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(d)	4,000	4,135,021
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,510,539
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(d)	2,495	2,558,158
5.00%, 10/01/2039(d)	5,095	5,153,457
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(d)	5,000	4,932,803

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(d)	$2,500	$2,318,133
4.00%, 12/01/2051(d)	1,500	1,317,926
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(d)	1,150	1,148,077

		204,240,851

Total Municipal Obligations (cost $3,448,246,441)		3,235,444,023

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.5%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(d)	7,730	6,450,221

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(k)(m)	13,775	8,640,759

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e)(g)(k)(m)	4,230	270,694

		15,361,674

Financial Institutions – 0.1%
REITs – 0.1%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025(m)	2,545	2,545,000

Total Corporates – Non-Investment Grade (cost $25,122,344)		17,906,674

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.6%
Commonwealth of Puerto Rico Series 2022-A 0.00%, 11/01/2051	35,400	9,907,625
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049(e)(f)(g)	4,189	293,260

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	$2,925	$2,936,373
5.25%, 07/01/2041	3,500	3,381,577
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049(e)(f)(g)	3,587	251,084

Total Asset-Backed Securities (cost $22,034,048)		16,769,919

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o) (cost $6,136,150)	6,300	6,600,951

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(g)(k)(m) (cost $4,015,772)	221,631	644,946

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(p)(q)(r) (cost $37,668,057)	37,668,057	37,668,057

Total Investments – 107.9% (cost $3,543,222,812)		3,315,034,570
Other assets less liabilities – (7.9)%		(243,172,029)

Net Assets – 100.0%		$3,071,862,541

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	2.95%	USD	129,430	$(12,399,232)	$(9,126,517)	$(3,272,715)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	146,320	10/15/2028	CPI#	2.565%	Maturity	$657,398	$	– 0	–	$657,398
USD	100,062	10/15/2029	2.516%	CPI#	Maturity	(350,078)		– 0	–	(350,078)
USD	99,969	10/15/2029	2.451%	CPI#	Maturity	(51,849)		– 0	–	(51,849)
USD	99,969	10/15/2029	2.499%	CPI#	Maturity	(271,466)		– 0	–	(271,466)
USD	153,680	10/15/2030	CPI#	2.531%	Maturity	816,628		– 0	–	816,628

						$800,633	$	– 0	–	$800,633

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	$(2,077,902)	$	– 0	–	$(2,077,902)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	(2,434,185)		– 0	–	(2,434,185)
USD	40,545	10/15/2029	1 Day SOFR	3.814%	Annual	103,978		– 0	–	103,978
USD	40,478	10/15/2029	1 Day SOFR	3.740%	Annual	(35,141)		– 0	–	(35,141)
USD	40,477	10/15/2029	1 Day SOFR	3.761%	Annual	2,467		– 0	–	2,467
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(398,564)		– 0	–	(398,564)
USD	88,000	07/31/2031	1 Day SOFR	4.059%	Annual	1,519,603		9,271		1,510,332
USD	60,000	08/15/2031	1 Day SOFR	3.450%	Annual	(1,019,465)		– 0	–	(1,019,465)
USD	43,460	08/15/2034	3.194%	1 Day SOFR	Annual	1,928,425		– 0	–	1,928,425
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,936,997)		– 0	–	(1,936,997)

						$(4,347,781)		$9,271		$(4,357,052)

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	30,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$680,215	$	– 0	–	$680,215
Bank of America, NA	USD	10,000	11/06/2025	MMD 10 Year^	3.220%	Maturity	144,375		– 0	–	144,375
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	1,739,783		– 0	–	1,739,783
JPMorgan Chase Bank, NA	USD	15,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	176,715		– 0	–	176,715
JPMorgan Chase Bank, NA	USD	25,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	722,397		– 0	–	722,397
JPMorgan Chase Bank, NA	USD	30,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	638,378		– 0	–	638,378
Morgan Stanley Capital Services LLC	USD	20,000	03/17/2025	MMD 5 Year^	2.910%	Maturity	233,677		– 0	–	233,677
Morgan Stanley Capital Services LLC	USD	30,000	03/26/2025	MMD 5 Year^	2.880%	Maturity	295,931		– 0	–	295,931
Morgan Stanley Capital Services LLC	USD	20,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	332,953		– 0	–	332,953
Morgan Stanley Capital Services LLC	USD	20,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	590,829		– 0	–	590,829
Morgan Stanley Capital Services LLC	USD	25,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	398,680		– 0	–	398,680
Morgan Stanley Capital Services LLC	USD	35,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	966,646		– 0	–	966,646
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	18,127		– 0	–	18,127

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	10,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	$173,299	$	– 0	–	$173,299

							$7,112,005	$	– 0	–	$7,112,005

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2024.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $903,367,293 or 29.4% of net assets.

(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.69% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$19,046,575	$18,115,220	0.59%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 – 06/10/2022	10,701,376	312,600	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021 – 07/21/2022	466,370	14,400	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	90,000	0.00%
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040	05/16/2019	518,456	52	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	$929,018	$790,537		0.03%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	1,550,000	– 0	–	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	1,610,000	– 0	–	0.00%
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049	08/29/2018 – 10/05/2020	2,798,802	293,260		0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	7,500,000		0.24%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021 – 04/27/2023	1,909,452	1,703,764		0.06%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 – 04/17/2023	1,909,278	1,624,047		0.05%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,015,488	706,068		0.02%

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	$5,820,000	$5,850,379	0.19%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019 – 02/09/2022	16,902,521	8,263,598	0.27%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,562,602	251,084	0.01%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	1,000	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	5,683,382	5,849,521	0.19%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	3,660,000	3,660,000	0.12%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 – 07/030/2024	8,444,859	8,481,767	0.28%
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045	03/24/2021 – 03/30/2021	3,884,532	2,624,623	0.09%

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	$7,633,798	$3,305,340		0.11%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 – 07/20/2022	3,043,149	467,250		0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 – 10/20/2022	2,823,606	476,250		0.02%
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038	08/24/2018	1,472,915	6,039		0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042	06/08/2022	10,000,000	9,396,770		0.31%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 9.245%, 06/01/2029	06/08/2022	8,500,000	8,041,482		0.26%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	24,953,810		0.81%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	– 0	–	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	$1,815,000	$18	0.00%

(g)	Non-income producing security.

(h)	Inverse floater security.

(i)	IO – Interest Only.

(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%

(k)	Fair valued by the Adviser.

(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(n)	Defaulted matured security.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(p)	Affiliated investments.

(q)	The rate shown represents the 7-day yield as of period end.

(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

COP – Certificate of Participation

ETM – Escrowed to Maturity

MMD – Municipal Market Data

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.9%
Long-Term Municipal Bonds – 97.4%
Alabama – 3.2%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055(a)	$4,000	$4,352,479
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 4.919% (SOFR + 1.85%), 06/01/2049(b)	5,000	5,141,424
Series 2023-C 5.50%, 10/01/2054	5,000	5,504,515
Series 2024-B 5.00%, 10/01/2055	2,420	2,591,098
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	2,000	2,142,460
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,032,335
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	1,000	1,102,929
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.119% (SOFR + 2.05%), 11/01/2053(b)	2,000	2,030,119
Series 2023-B 5.269% (SOFR + 2.20%), 04/01/2054(b)	3,000	3,073,970
Series 2024-B 5.25%, 07/01/2054	2,000	2,179,466
Homewood Educational Building Authority (CHF – Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	268,430
5.50%, 10/01/2054	250	266,565
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,530,697

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	$11,135	$11,171,250
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	2,000	2,035,641
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,500	2,686,949
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,103,537
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,044,814
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	2,035,161
Series 2022-A 5.489% (SOFR + 2.42%), 01/01/2053(b)	2,000	2,107,382
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 11/01/2055	3,575	3,862,793
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,136,859
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	4,000	4,256,678

		65,657,551

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$325	$330,825
Series 2018 7.125%, 09/01/2038(c)	1,490	1,606,452

		1,937,277

Arizona – 4.0%
Arizona Health Facilities Authority (Pre-refunded – US Treasuries) Series 2014-A 5.00%, 12/01/2033	9,175	9,175,000
5.00%, 12/01/2034	3,440	3,440,000
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,885	4,709,074
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2024 5.00%, 11/01/2049	4,185	4,531,060
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062	1,575	1,593,506
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d)(e)(f)	3,725	111,750
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,054,513
Series 2024 4.00%, 06/01/2049	8,000	8,088,175
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,777,921
2.742%, 07/01/2035	2,000	1,658,811
2.842%, 07/01/2036	2,000	1,642,310

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	$1,000	$846,566
2.521%, 07/01/2036	2,500	2,007,603
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	2,000	1,969,036
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)	1,355	1,334,540
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(c)	1,000	1,007,340
7.00%, 11/15/2057(c)	1,000	1,093,379
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	1,670	1,512,213
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,225	1,358,824
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(c)	1,000	1,054,623
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	1,000	1,058,482
5.00%, 07/01/2035	6,000	6,339,329
5.00%, 07/01/2036	7,800	8,226,570

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050	$10,000	$10,910,487
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)	1,000	1,043,691
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(c)	1,200	894,127
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 4.00%, 08/01/2054	2,000	1,993,795

		81,432,725

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(c)	1,100	1,229,659
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	522,321

		1,751,980

California – 12.7%
Alameda Corridor Transportation Authority Series 2022-A 5.35%, 10/01/2048(g)	4,000	2,356,557
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	509,378
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	2,010,576
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	3,000	2,725,107
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(f)(h)	4,762	4,528,805

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Burbank-Glendale-Pasadena Airport Authority Brick Campaign AGM Series 2024-B 4.375%, 07/01/2049	$5,000	$5,062,458
4.50%, 07/01/2054	2,250	2,274,403
California Community Choice Financing Authority (American General Life Insurance Co.) Series 2024 5.00%, 08/01/2055	2,000	2,166,531
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,347,549
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 01/01/2055	5,000	5,421,126
5.00%, 11/01/2055	2,135	2,307,934
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	8,660	9,321,974
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	2,745	2,960,197
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.699% (SOFR + 1.63%), 07/01/2053(b)	2,000	2,002,913
4.739% (SOFR + 1.67%), 02/01/2054(b)	2,000	2,022,580
Series 2024 5.00%, 05/01/2054	2,000	2,170,059
5.00%, 02/01/2055	1,000	1,089,769
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,320	2,541,196

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	$2,000	$1,782,631
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	5,000	4,233,104
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	746,374
4.00%, 08/01/2046(c)	990	858,332
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	1,000	721,664
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(c)	2,000	1,645,423
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2035	1,300	1,329,640
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,011,807
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	2,000	2,319,972
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	516	521,598
Series 2021-1, Class A 3.50%, 11/20/2035	944	924,202

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-2, Class A 3.75%, 03/25/2035	$4,788	$4,778,780
Series 2021-2, Class X 0.82%, 03/25/2035(i)	2,397	104,564
Series 2021-3, Class A 3.25%, 08/20/2036	953	901,643
Series 2021-3, Class X 0.79%, 08/20/2036(i)	2,192	105,915
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(c)	1,500	1,545,698
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,067,128
5.00%, 05/15/2036	1,215	1,292,556
5.00%, 05/15/2037	1,000	1,061,466
5.00%, 05/15/2038	2,250	2,382,798
5.00%, 05/15/2041	915	960,513
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	4,300	4,448,898
5.00%, 12/31/2036	3,910	4,039,098
5.00%, 12/31/2043	12,250	12,461,859
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(c)	5,795	5,797,735
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(c)	3,090	3,091,354
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,605,337
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(c)	1,400	1,418,329
Series 2018-A 5.50%, 12/01/2058(c)	1,090	1,130,124

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	$9,310	$9,318,437
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	1,000	814,862
5.25%, 05/15/2047	5,000	5,368,690
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,614,126
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	1,000	899,956
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	4,000	2,868,238
4.00%, 08/01/2047(c)	885	781,010
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	1,000	705,310
4.00%, 05/01/2057(c)	2,000	1,448,484
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	1,000	747,646
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	2,000	1,778,064
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	710,803
4.00%, 07/01/2058(c)	1,000	712,079

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	$2,000	$1,581,187
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	1,500	1,076,203
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,480	1,042,338
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	2,000	1,711,575
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	3,300	2,726,964
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,245	889,312
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	2,000	1,438,647
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	1,825	1,693,322
Series 2021-B Zero Coupon, 06/01/2066	13,960	1,560,974
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	1,000	942,340
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	10,000	11,571,653

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	$11,910	$9,193,465
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(c)	4,500	4,606,703
Port of Los Angeles (Pre-refunded – US Treasuries) Series 2014-A 5.00%, 08/01/2034	5,790	5,796,264
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.106% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	8,075	7,376,860
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2043	11,080	12,019,739
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	2,017,471
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	17,000	17,631,288
Series 2023-E 5.25%, 05/01/2035	5,000	5,645,909
Series 2024 5.00%, 05/01/2039	3,400	3,705,998
State of California Series 2023 5.00%, 09/01/2043	5,000	5,656,685
5.25%, 09/01/2053	5,000	5,638,492
6.00%, 03/01/2033	1,000	1,094,916
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,200	200,120

		258,693,784

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado – 1.2%
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	$1,000	$1,040,810
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033	1,000	1,099,775
Series 2023-B 5.25%, 11/15/2034	3,275	3,714,348
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.50%, 04/01/2044(c)	1,660	1,736,382
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	1,675	1,744,581
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	5,336,017
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,056,467
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d)(e)(f)	2,500	1,875,000
E-470 Public Highway Authority Series 2024-B 3.819% (SOFR + 0.75%), 09/01/2039(b)	2,000	2,000,593
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,088	1,010,766
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,314,892
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)	629	659,414

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	$1,175	$1,257,086

		23,846,131

Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,146,186
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,373,486
Series 2015-F 5.00%, 11/15/2030	2,000	2,036,650
5.00%, 11/15/2031	2,500	2,544,192
State of Connecticut Special Tax Revenue Series 2023-A 5.25%, 07/01/2042	7,000	8,016,892

		21,117,406

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	555,891

District of Columbia – 1.3%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2036	10,500	12,287,801
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	2,630	2,727,948
Series 2021-A 5.00%, 10/01/2046	10,000	10,491,037

		25,506,786

Florida – 4.8%
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,756,082

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(c)	$1,000	$753,442
Capital Projects Finance Authority Series 2024 5.00%, 06/15/2044(c)	1,760	1,766,307
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	5,000	372,078
5.00%, 07/01/2056(c)	3,000	2,994,952
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(c)	1,585	1,545,241
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,198,743
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	569,604
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	5,500	5,303,897
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2038	4,300	4,325,045
Series 2019-A 5.00%, 10/01/2049	2,500	2,565,059
Series 2024-A 5.00%, 10/01/2036	10,000	10,859,175
County of Palm Beach FL (Provident Group – LU Properties II LLC) Series 2024 8.50%, 06/01/2033	100	101,442
County of Palm Beach FL (Provident Group – LU Properties LLC) Series 2024 6.00%, 06/01/2044	1,000	1,015,102
6.125%, 06/01/2054	1,000	1,010,317

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(c)	$10,000	$10,932,374
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(c)	220	243,605
Series 2023-B 6.45%, 05/01/2027(c)	605	621,580
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)	1,000	1,006,604
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.25%, 07/01/2047	5,000	5,299,927
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC) Series 2024 4.375%, 10/01/2054(c)	1,000	1,010,835
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	1,004,706
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	1,000	1,067,496
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,143,322
Florida State Board of Governors (Florida State University Athletics Association, Inc.) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,358,894
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,244,300

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	$2,190	$2,214,272
Series 2024 5.25%, 06/01/2054	2,155	2,349,954
Hillsborough County Aviation Authority Series 2024 5.50%, 10/01/2054	2,000	2,219,447
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024-C 4.125%, 11/15/2051	2,000	1,994,445
Jacksonville Transportation Authority Series 2025 5.00%, 08/01/2035(a)	1,545	1,748,530
JEA Water & Sewer System Revenue Series 2024-A 5.00%, 10/01/2043	1,000	1,114,627
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	1,500	1,510,158
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	110	110,730
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,175	1,176,980
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	2,300	2,530,158
Series 2025-B 5.25%, 04/01/2040(a)	1,000	1,147,890
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	3,753,892

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	$5,230	$5,432,086
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	957,830
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	950	852,357
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,106,989
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	881,830
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,640	2,738,514
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(c)	250	259,626

		98,170,444

Georgia – 3.6%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	10,000	10,558,807
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)	2,180	2,127,484
7.00%, 06/01/2041(c)	505	482,976

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	$2,300	$2,285,087
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,273,325
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,302,344
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,782,733
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.00%, 10/01/2031	575	628,994
5.25%, 10/01/2054	2,000	2,155,911
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	1,650	1,653,125
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	6,000	6,412,389
Series 2024-C 5.00%, 12/01/2054	3,000	3,214,482
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.769% (SOFR + 1.70%), 12/01/2053(b)	5,000	5,154,889
Series 2023-C 5.00%, 09/01/2053	5,000	5,357,820
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2024-D 5.00%, 04/01/2054	1,570	1,690,456

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	$150	$155,818
5.00%, 01/01/2039	205	213,259
5.00%, 01/01/2049	2,000	2,055,636
5.00%, 01/01/2056	1,350	1,382,810
Series 2022 5.50%, 07/01/2063	2,000	2,164,554
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	10,000	11,352,433

		73,405,332

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	210	214,867
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,889,760
5.00%, 12/01/2030	565	579,850
5.00%, 12/01/2032	790	809,176
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	2,000	2,026,072
Series 2015-D 5.00%, 11/15/2033	410	414,060
5.00%, 11/15/2035	1,365	1,376,775

		7,310,560

Hawaii – 0.7%
City & County Honolulu HI Wastewater System Revenue Series 2025 5.00%, 07/01/2035(a)	2,000	2,321,008
State of Hawaii Series 2016-F 4.00%, 10/01/2031	3,000	3,043,419
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,232,763

		13,597,190

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	$1,000	$1,097,305

Illinois – 5.9%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	1,605	1,605,684
Series 2017-D 5.00%, 12/01/2031	1,800	1,832,336
Series 2017-G 5.00%, 12/01/2034	2,350	2,375,532
Series 2019-B 5.00%, 12/01/2030	235	244,365
5.00%, 12/01/2031	345	357,799
5.00%, 12/01/2032	155	160,122
5.00%, 12/01/2033	150	154,584
Series 2023-A 5.00%, 12/01/2034	3,250	3,417,657
Chicago O’Hare International Airport Series 2022 4.625%, 01/01/2053	4,000	4,026,588
5.50%, 01/01/2055	10,900	11,718,370
Series 2024-A 5.50%, 01/01/2059	4,500	4,916,442
Series 2024-C 5.25%, 01/01/2044	1,350	1,482,776
5.25%, 01/01/2045	1,000	1,094,950
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,503,552
5.00%, 06/01/2028	2,500	2,645,362
5.00%, 06/01/2029	1,000	1,072,849
County of Cook IL Series 2021-B 4.00%, 11/15/2025	1,000	1,007,884
Illinois Finance Authority Series 2024 4.125%, 12/01/2043(a)(c)	1,450	1,466,049
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,989	1,627,996

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	$150	$156,489
Series 2024 5.67%, 11/01/2038(f)	1,430	1,437,464
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	2,000	2,137,110
Series 2021-A 5.00%, 01/01/2043	15,000	16,425,353
Metropolitan Pier & Exposition Authority Series 2017-A 5.00%, 06/15/2057	1,000	1,019,997
Series 2020 5.00%, 06/15/2050	14,310	14,829,314
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2024 5.00%, 06/15/2053	1,175	1,247,368
State of Illinois Series 2017-D 5.00%, 11/01/2028	8,700	9,105,767
Series 2018-A 5.00%, 10/01/2027	2,000	2,103,072
Series 2024 5.00%, 02/01/2039	4,700	5,219,461
Series 2024-B 4.25%, 05/01/2046	2,000	2,011,987
5.25%, 05/01/2043	2,000	2,213,328
5.25%, 05/01/2044	3,330	3,672,052
5.25%, 05/01/2045	4,625	5,080,735
State of Illinois (Pre-refunded – US Treasuries) Series 2014 5.25%, 02/01/2032	3,220	3,226,723
State of Illinois Sales Tax Revenue Series 2024-A 5.00%, 06/15/2025	3,000	3,025,386
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	136	135,955
5.00%, 03/01/2036	2,317	2,306,428

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015-B 6.00%, 03/01/2036	$616	$616,668

		119,681,554

Indiana – 1.6%
City of Fort Wayne IN 10.75%, 12/01/2029(d)(e)	105	11
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,110,266
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	3,470	1,631,561
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,451,599
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,135,935
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,044,176
Series 2020-A 3.00%, 11/01/2030	1,295	1,245,607
Series 2021-B 2.50%, 11/01/2030	525	484,557
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(c)	1,665	1,788,866
Series 2024-B 3.916% (SOFR + 0.71%), 11/01/2046(b)(f)	1,965	1,968,394
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	1,031,834

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	$1,000	$1,089,495
6.00%, 03/01/2053	1,500	1,632,009
Series 2023-F 7.75%, 03/01/2067	1,225	1,402,929
BAM Series 2023 5.25%, 03/01/2067	10,000	10,811,838

		31,829,077

Iowa – 0.6%
Iowa Finance Authority Series 2022-E 4.006% (SOFR + 0.80%), 01/01/2052(b)	5,000	5,001,154
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	415	397,636
4.00%, 12/01/2041	820	705,342
4.00%, 12/01/2046	550	451,324
4.00%, 12/01/2051	985	783,834
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	530	529,112
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	4,000	4,098,812

		11,967,214

Kansas – 0.2%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	1,000	1,003,917
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(c)	145	150,394
6.50%, 11/15/2042(c)	1,185	1,224,754
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,244,045

		4,623,110

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.2%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(c)	$830	$820,176
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,383,097
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2049	2,000	2,143,885
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,250,230
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,021,168
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,242,826
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.049% (SOFR + 1.98%), 04/01/2054(b)	5,000	5,000,000
Kentucky State Property & Building Commission Series 2024-A 4.00%, 11/01/2041	3,430	3,459,361
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,385,389
5.00%, 10/01/2033	2,670	2,720,156

		24,426,288

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana – 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	$2,180	$2,221,685
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,929,677
5.00%, 10/01/2044	3,500	3,582,398
Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC) Series 2024 5.00%, 09/01/2066	5,000	5,191,091
5.75%, 09/01/2064	5,000	5,496,684
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(c)	5,000	5,042,087
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,762,803
Louisiana Public Facilities Authority (Pre-refunded – US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,555
New Orleans Aviation Board Series 2024 5.25%, 01/01/2041	1,210	1,321,750
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	355	392,573

		28,961,303

Maryland – 1.3%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,078,023

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	$6,000	$6,290,786
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	308,050
4.00%, 07/01/2037	360	361,941
5.00%, 07/01/2046	2,960	3,101,672
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	5,064,320
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	5,239,562
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2051	4,990	5,311,241

		26,755,595

Massachusetts – 3.1%
Commonwealth of Massachusetts Series 2024-A 5.00%, 01/01/2041	3,000	3,393,453
Series 2024-B 5.00%, 05/01/2043	2,000	2,242,118
5.00%, 05/01/2054	5,000	5,462,741
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	911	896,147
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	10,000	10,872,814
Series 2023-B 5.00%, 06/01/2051	5,000	5,454,429

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2023-A 5.25%, 07/01/2053	$4,840	$5,353,733
Series 2024-A 5.25%, 07/01/2052	1,000	1,118,169
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,189,874
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2016Q 5.00%, 07/01/2041	10,000	10,192,249
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,220	1,236,478
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,427,004
Series 2017-L 5.00%, 07/01/2044	5,000	5,077,695
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	5,000	5,212,701
Massachusetts Water Resources Authority Series 2024-B 5.00%, 08/01/2042	2,945	3,354,027

		63,483,632

Michigan – 1.3%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(g)	2,000	1,620,501
Series 2018 5.00%, 04/01/2036	835	867,804
Series 2021-A 5.00%, 04/01/2031	1,210	1,325,869
Series 2021-B 2.511%, 04/01/2025	1,030	1,021,098

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

3.644%, 04/01/2034	$275	$241,258
Series 2023-A 6.00%, 05/01/2039	2,000	2,316,169
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.853% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	5,000	4,906,713
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,420	1,505,238
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,838,065
Michigan Finance Authority Series 2024-A 5.00%, 07/21/2025	3,500	3,540,034
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,500	1,513,534
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,882,748
Series 2020-B Zero Coupon, 06/01/2065	1,250	139,431
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,488,006
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)(e)	2,000	1,000,000

		26,206,468

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(c)(g)	$2,000	$2,091,121
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(c)	1,500	1,521,055
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(c)	1,500	1,545,839
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2054	1,260	1,353,996
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	525	524,912
5.66%, 07/01/2041(c)	1,415	1,423,136
Minneapolis-St. Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047	4,500	4,686,674
Series 2024 5.00%, 01/01/2041	2,000	2,140,713
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,017,919

		16,305,365

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	1,250	1,271,635

Missouri – 1.4%
City of St. Charles MO Series 2024-A 5.00%, 03/01/2042	2,805	3,144,567

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	$2,900	$2,743,043
4.00%, 02/01/2048	2,965	2,672,250
5.00%, 02/01/2042	2,695	2,741,796
5.00%, 02/01/2048	400	407,317
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	11,278,426
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	190	190,530
5.75%, 03/01/2027	175	181,191
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d)(e)	522	24,494
5.00%, 11/15/2046(d)(e)	1,169	821,476
Series 2021-A 10.00%, 11/15/2046(d)(e)	360	309,632
Series 2021-C 7.50%, 11/15/2037(d)(e)	288	229,306
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(c)	390	366,379
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,542,949

		27,653,356

Nebraska – 0.6%
Omaha Public Power District Series 2024-A 5.50%, 02/01/2054	11,530	13,009,605

Nevada – 1.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	4,310	4,400,702

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Las Vegas NV Series 2015-C 5.00%, 09/01/2027	$1,400	$1,435,489
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	2,000	303,368
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	6,417,455
3.00%, 06/15/2037	4,305	4,057,388
Clark County Water Reclamation District Series 2023 5.00%, 07/01/2049	10,000	10,913,600
Reno-Tahoe Airport Authority Series 2024 5.25%, 07/01/2037	1,000	1,117,437
State of Nevada Series 2015-D 5.00%, 04/01/2027	2,000	2,012,202
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	1,500	1,545,696

		32,203,337

New Hampshire – 1.2%
National Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(i)	3,887	175,186
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	4,919	4,992,448
Series 2022-1, Class A 4.375%, 09/20/2036	7,750	7,820,528
Series 2022-1, Class X 0.35%, 09/20/2036(i)	6,006	124,409
Series 2022-2, Class A 4.00%, 10/20/2036	3,887	3,811,925
Series 2024 5.00%, 12/01/2028(c)	1,000	1,001,984
Series 2024-1 4.15%, 10/20/2040	2,000	2,003,180
Series 2024-1, Class X 0.55%, 07/01/2051(i)	2,719	104,421

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2024-2, Class X 0.59%, 08/20/2039(i)	$1,994	$82,416
Series 2024-3 4.16%, 10/20/2041	2,495	2,433,519
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(c)	723	724,188
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(c)	890	890,428

		24,164,632

New Jersey – 5.1%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,700	1,615,131
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,057,930
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	2,010,288
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,409,683
New Jersey Economic Development Authority (Pre-refunded — US Treasuries) Series 2017-D 5.00%, 06/15/2034	2,000	2,114,706
5.00%, 06/15/2035	1,560	1,649,471
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034	1,000	1,151,920

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	$1,000	$1,011,344
4.00%, 07/01/2047	285	285,883
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,267,096
New Jersey Transportation Trust Fund Authority Series 2024-A 5.25%, 06/15/2041	7,000	8,028,861
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,140,706
5.00%, 06/15/2029	2,175	2,235,192
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2022 4.00%, 06/15/2050	7,585	7,476,325
Series 2023-B 5.00%, 06/15/2040	2,985	3,354,257
5.00%, 06/15/2043	1,985	2,189,285
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042	6,700	6,738,534
5.00%, 06/15/2042	1,000	1,118,871
New Jersey Turnpike Authority Series 2017-A 5.00%, 01/01/2034	5,000	5,182,298
Series 2024-A 4.00%, 01/01/2035	3,000	3,243,151
5.00%, 01/01/2032	3,715	4,229,598
5.00%, 01/01/2034	2,200	2,565,542
Series 2024-C 5.00%, 01/01/2043	3,000	3,356,954
5.00%, 01/01/2044	2,000	2,231,204

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority (Pre-refunded – US Treasuries) Series 2015-E 5.00%, 01/01/2033	$11,000	$11,015,451
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	10,600	10,649,689
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,995	3,999,881

		103,329,251

New York – 9.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)	6,685	6,701,062
City of New York NY Series 2019-E 5.00%, 08/01/2025	470	476,617
Series 2021 1.396%, 08/01/2027	5,205	4,807,201
Series 2024-C 5.00%, 03/01/2043	1,000	1,114,950
Series 2024-D 4.00%, 04/01/2045	3,180	3,189,341
5.25%, 04/01/2054	2,000	2,220,831
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	2,475	2,529,526
Federal Home Loan Mortgage Corp. Series 2024-ML21, Class AUS 4.616%, 08/25/2041	3,219	3,304,770
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	2,650	2,893,199
5.00%, 09/01/2053	2,350	2,553,832
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,000	1,033,667
5.00%, 11/15/2031	5,000	5,146,529
Series 2020-C 5.25%, 11/15/2055	1,000	1,051,503
Series 2020-D 5.00%, 11/15/2043	1,000	1,060,955

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

AGM Series 2020-A 4.00%, 11/15/2043	$5,500	$5,512,145
New York City Municipal Water Finance Authority Series 2022-A 5.25%, 06/15/2052	5,000	5,513,288
Series 2023 5.00%, 06/15/2034	2,000	2,376,552
Series 2024-C 4.25%, 06/15/2054	2,000	2,035,384
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	5,900	6,798,975
5.00%, 11/01/2039	1,700	1,955,079
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	9,800	10,427,041
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-E1 5.00%, 02/01/2036	2,500	2,589,301
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(c)	300	300,236
7.25%, 11/15/2044(c)	510	510,558
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	8,000	8,802,106
5.00%, 11/15/2053	2,000	2,182,646
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,293,350
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	5,050	5,562,481

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Northwell Health Obligated Group) Series 2024 4.00%, 05/01/2054	$4,260	$4,064,932
Series 2025 5.00%, 05/01/2027(a)	1,565	1,633,874
5.00%, 05/01/2030(a)	2,770	3,045,352
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.25%, 03/15/2033	2,000	2,027,122
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	4,560	4,905,253
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	3,905	3,873,004
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,107,323
Series 2021-O 4.00%, 01/01/2043	1,000	1,006,856
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	5,345	5,361,926
Series 2023 5.625%, 04/01/2040	6,500	7,032,091
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	2,000	2,114,086
New York Transportation Development Corp. (JFK Millennium Partners LLC) Series 2024 5.50%, 12/31/2054	2,000	2,167,343
AGC Series 2024 5.00%, 12/31/2054(g)	9,350	6,263,856

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	$2,000	$2,091,673
Series 2024 5.00%, 06/30/2060	4,395	4,512,052
5.50%, 06/30/2054	12,240	13,138,745
5.50%, 06/30/2060	2,400	2,563,877
AGM Series 2023 5.00%, 06/30/2049	1,000	1,037,105
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	3,930	3,930,049
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(c)	3,235	3,160,360
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,796,540
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	1,000	1,049,293
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2049	2,000	2,124,038
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,626,061
2.917%, 05/15/2040	2,000	1,566,756
Series 2021-C 5.00%, 05/15/2051	5,000	5,363,167
Series 2022 4.12% (SOFR + 1.05%), 04/01/2026(b)	4,000	3,997,571
Series 2023 5.00%, 11/15/2043	2,000	2,240,263

		192,743,693

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.8%
City of Charlotte NC Airport Revenue Series 2023 5.00%, 07/01/2044	$1,250	$1,331,447
5.25%, 07/01/2053	7,250	7,810,682
Fayetteville State University Series 2023 4.00%, 04/01/2025(c)	335	334,967
5.00%, 04/01/2026(c)	375	382,490
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2053	2,000	522,212
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,020,294

		15,402,092

Ohio – 2.6%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	5,680	5,200,498
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,125,834
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,122,029
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,077,782
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,235,880
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,072,084
Ohio Air Quality Development Authority Series 2024 3.70%, 10/01/2028	5,500	5,465,531

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	$2,000	$2,030,919
Ohio Higher Educational Facility Commission Series 2024 5.00%, 05/01/2038	1,010	1,107,403
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,233,005
Ohio Housing Finance Agency Series 2024 7.50%, 03/01/2049	2,500	3,171,752
Ohio State University (The) Series 2023 5.25%, 12/01/2046	1,000	1,124,884
State of Ohio Series 2017-U 5.00%, 05/01/2025	500	504,214
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	4,000	4,672,735
University of Toledo Series 2023-B 4.099% (SOFR + 0.90%), 06/01/2036(b)(f)	9,775	9,569,917

		53,714,467

Oklahoma – 0.4%
Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,834,164
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,444,636

		7,278,800

Oregon – 0.0%
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	1,000	429,484

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	$2,000	$490,055

		919,539

Other – 0.7%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	957	772,510
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,247	993,293
Series 2024-ML22, Class AUS 4.545%, 10/25/2040	997	1,039,055
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024 4.299%, 05/25/2041	4,392	4,397,913
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 2024-ML23, Class AUS 4.70%, 04/25/2042(c)	999	1,052,404
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,937	1,590,856
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(i)	1,520	80,842
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(i)	2,608	172,880
Series M052, Class A 2.65%, 06/15/2036	5,240	4,614,435

		14,714,188

Pennsylvania – 4.3%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	1,920	1,909,219
6.00%, 06/30/2044(g)	793	571,785
8.00%, 06/30/2034	280	290,375
Series 2024-A 6.00%, 06/30/2034	135	146,296

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	$1,475	$1,521,911
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,350,062
5.75%, 10/01/2043	5,000	4,972,823
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(c)	850	871,330
City of Philadelphia PA Water & Wastewater Revenue AGM Series 2023-B 5.00%, 09/01/2037	1,250	1,425,799
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	285	288,147
Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,856,602
5.00%, 04/01/2043	6,250	6,771,513
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,089,338
5.00%, 05/01/2057	3,000	3,122,032
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	692,312
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	3,804,640

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	$10,000	$11,062,850
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,013,012
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.56% (MUNIPSA + 0.70%), 11/15/2047(b)	10,000	9,933,423
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054(a)	1,300	1,443,617
Pennsylvania Turnpike Commission Series 2022-A 5.00%, 12/01/2036	1,000	1,133,987
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2039	3,000	3,190,437
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.03% (MUNIPSA + 0.85%), 07/15/2041(b)	10,000	10,002,821
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,108,404
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,072,413

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.006% (SOFR + 0.80%), 09/01/2040(b)(c)	$10,000	$9,772,932

		87,418,080

Puerto Rico – 0.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	564	390,258
4.00%, 07/01/2046	21	19,584
Series 2022-A Zero Coupon, 11/01/2051	2,067	1,103,023
5.07%, 11/01/2051	3,493	2,226,856
Series 2022-C Zero Coupon, 11/01/2043	6,380	3,939,650
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,910,974
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,147,944
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	322	318,906
6.625%, 01/01/2028	2,454	2,430,251
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(j)(k)	570	552,921
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,205,838
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,340,555
Series 2019-A 4.329%, 07/01/2040	1,504	1,501,455

		18,088,215

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina – 3.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	$100	$99,824
5.41%, 11/01/2039	1,240	1,231,917
6.28%, 11/01/2039	100	99,382
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(c)	3,000	2,916,484
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,479,689
Series 2023-B 4.969% (SOFR + 1.90%), 02/01/2054(b)	5,000	5,195,268
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	2,000	2,184,722
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	3,016,633
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,008,324
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(d)(e)(f)	1,450	217,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	7,000	7,065,816
4.50%, 11/01/2054	2,000	2,033,488
5.00%, 11/01/2038	2,000	2,256,312
5.25%, 11/01/2043	5,000	5,618,652

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	$2,500	$2,600,916
Series 2018-A 5.00%, 05/01/2048	1,000	1,024,553
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(g)	1,600	1,216,138
South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050	4,530	4,545,142
Series 2016-A 5.00%, 12/01/2036	4,750	4,856,880
Series 2016-B 5.00%, 12/01/2036	2,000	2,059,526
5.00%, 12/01/2056	6,250	6,328,113
Series 2022-A 4.00%, 12/01/2052	10,000	9,675,958
5.00%, 12/01/2055	2,500	2,632,442

		70,363,679

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	418,556

Tennessee – 2.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	2,785	2,738,787
5.125%, 12/01/2042(c)	1,325	1,298,313
Hamilton County & Chattanooga Sports Authority Series 2024-A 5.75%, 12/01/2050	1,500	1,746,461
6.00%, 12/01/2055	2,400	2,837,990

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	$1,000	$1,027,384
9.50%, 11/01/2052(c)	1,000	1,027,205
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,419,283
Series 2024 5.00%, 07/01/2034	4,000	4,587,254
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	4,000	4,400,163
Metropolitan Government of Nashville & Davidson County TN Series 2024-C 5.00%, 01/01/2041	2,250	2,543,027
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,608,496
State of Tennessee Series 2023 5.00%, 05/01/2042	2,215	2,484,850
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,411,084
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,082,034
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	1,000	835,131
4.25%, 12/01/2024	1,000	1,000,000

		41,047,462

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 5.3%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(c)	$500	$441,049
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(c)	1,020	1,057,017
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,434,932
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	1,000	1,047,071
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,173,875
Board of Regents of the University of Texas System Series 2017-C 5.00%, 08/15/2025	700	709,751
Series 2017-J 5.00%, 08/15/2025	490	496,826
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2033	1,300	1,319,338
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,502,990
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	505,209
Series 2015-B 5.00%, 07/15/2030	4,650	4,674,888
Series 2018 5.00%, 07/15/2028	1,300	1,341,045
Series 2024-B 5.50%, 07/15/2038(a)	2,345	2,536,184

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Harris TX Series 2020-A 3.00%, 10/01/2045	$1,600	$1,369,511
County of Harris TX Toll Road Revenue Series 2024-A 4.00%, 08/15/2054	1,000	984,578
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	921,249
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2036	10,000	10,575,022
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.03% (MUNIPSA + 0.85%), 07/01/2049(b)	1,000	1,000,338
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	531,902
Series 2022-B Zero Coupon, 12/01/2042	2,000	795,333
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,799,714
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2058	10,000	10,757,551
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	4,500	4,512,701
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	1,022,823

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2023 0.00%, 12/31/2030	$177	$112,816
7.25%, 12/31/2030	1,000	999,893
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d)(e)(g)	4,115	1,516,846
7.50%, 11/15/2036(d)(e)	970	806,089
7.50%, 11/15/2037(d)(e)	150	121,660
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	1,665	1,672,249
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	348,697
Series 2022 5.00%, 01/01/2057	1,000	814,340
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,623,832
North Texas Tollway Authority (North Texas Tollway System) AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,832,705
North Texas Tollway Authority (Pre-refunded – US Govt Agencies) Series 2015-A 5.00%, 01/01/2035	5,000	5,006,201
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(c)	850	830,876
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 10.00%, 07/01/2026(c)	1,000	1,021,975

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2045(d)(e)(j)(k)	$3,097	$	– 0	–
Series 2015-B 5.00%, 11/15/2036(d)(e)(j)(k)	1,514		– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d)(e)	2,118		1,334,601
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.117% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	2,395		2,394,853
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	3,000		3,246,324
Series 2023-B 5.50%, 01/01/2054	2,000		2,251,334
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	5,000		5,427,447
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385		1,386,512
5.00%, 08/15/2034	1,945		1,946,971
Texas State University System Series 2024 4.00%, 03/15/2049	4,350		4,355,840
5.00%, 03/15/2043	1,000		1,112,948

			107,675,906

Utah – 0.5%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	3,265		3,311,919

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(c)	$1,100	$1,085,236
Intermountain Power Agency Series 2022-A 5.00%, 07/01/2045	5,045	5,455,342

		9,852,497

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)	1,000	963,812

Virginia – 0.6%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	690,379
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(c)	1,410	1,411,841
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,630	1,507,936
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,033,001
Virginia Port Authority (Pre-refunded – US Treasuries) Series 2015-A 5.00%, 07/01/2030	2,730	2,753,702
Virginia Small Business Financing Authority Series 2024 4.00%, 11/01/2052	2,000	2,001,536

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	$1,000	$1,050,578
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,197,717

		12,646,690

Washington – 1.8%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	2,000	2,379,390
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	2,000	2,070,189
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	300	338,493
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	5,630,656
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	2,000	2,018,632
Port of Seattle WA Series 2021 4.00%, 08/01/2041	2,000	1,981,847
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	2,000	2,043,256
5.00%, 12/01/2038	2,500	2,551,659

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	$2,000	$1,935,160
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	455	438,180
5.00%, 09/01/2039	450	486,055
5.00%, 09/01/2040	700	751,149
5.00%, 09/01/2045	430	455,420
5.00%, 09/01/2050	500	526,989
Series 2021 3.00%, 12/01/2034(c)	425	398,524
4.00%, 12/01/2048(c)	1,740	1,652,759
5.00%, 12/01/2027(c)	440	462,948
5.00%, 12/01/2028(c)	305	325,716
5.00%, 12/01/2029(c)	170	184,054
5.00%, 12/01/2030(c)	265	290,449
5.00%, 12/01/2031(c)	265	290,015
5.00%, 12/01/2032(c)	225	245,789
5.00%, 12/01/2033(c)	245	267,047
Washington Higher Education Facilities Authority (Corp. of Gonzaga University (The)) Series 2023 4.00%, 04/01/2043	2,600	2,596,763
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,240	2,102,469
Series 2021-1, Class X 0.727%, 12/20/2035(i)	1,895	79,208
Series 2023-1, Class X 1.493%, 04/20/2037(i)	4,956	513,094
Series 2024-2 4.221%, 03/20/2040	999	978,166
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	1,000	964,913
5.00%, 01/01/2055(c)	365	335,084

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(c)	$1,190	$1,318,883

		36,612,956

West Virginia – 0.2%
Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(c)	110	118,416
8.00%, 06/01/2053(c)(g)	795	182,572
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	1,665	1,598,820
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	2,250	2,340,757

		4,240,565

Wisconsin – 3.6%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	1,000	927,348
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(a)	1,000	1,146,629
Series 2025-2 5.00%, 05/01/2026(a)	2,500	2,561,199
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	1,000	1,018,607
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,250	1,283,344
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,403,813
4.00%, 10/15/2036	2,600	2,640,784

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	$305	$308,291
4.00%, 12/15/2036	335	338,042
4.00%, 12/15/2037	320	321,375
4.00%, 12/15/2038	335	335,387
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	255	231,557
Series 2022-A 3.875%, 12/01/2039(c)	1,170	1,057,676
Wisconsin Public Finance Authority Series 2024-1 4.10%, 09/25/2039	2,083	2,082,818
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)(c)	2,000	870,116
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	787,401
5.00%, 07/01/2058	750	762,001
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	532,215
5.00%, 01/01/2036	500	531,202
5.00%, 01/01/2037	500	530,044
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	6,750	6,238,453
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,795	1,815,791

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	$1,150	$1,181,347
5.75%, 02/01/2052(c)	1,500	1,579,947
6.00%, 02/01/2062(c)	1,700	1,820,086
Wisconsin Public Finance Authority (CHF – Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,391,107
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	2,825	2,843,562
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	849	555,526
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(c)	1,000	551,885
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,981,672
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	1,000	716,780
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(c)	3,465	3,472,359
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,068,901
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(c)	1,000	1,149,597

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	$2,000	$2,078,557
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	5,000	4,119,311
Series 2022 4.00%, 06/01/2049(c)	990	849,302
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(c)	1,000	1,033,755
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,999,317
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(c)	1,000	1,005,761

		73,122,865

Total Long-Term Municipal Bonds (cost $1,992,850,617)		1,977,175,846

Short-Term Municipal Notes – 1.5%
California – 0.7%
Anaheim Housing & Public Improvements Authority Series 2024 2.50%, 10/01/2054(l)	12,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.31%, 10/01/2047(c)(l)	2,000	2,000,000

		14,000,000

Florida – 0.3%
Hillsborough County Industrial Development Authority Series 2020 3.20%, 11/15/2042(l)	5,545	5,545,000

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Other – 0.5%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 3.31%, 03/01/2029(l)	$5,000	$5,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.31%, 03/01/2029(l)	5,000	5,000,000

		10,000,000

Total Short-Term Municipal Notes (cost $29,545,000)		29,545,000

Total Municipal Obligations (cost $2,022,395,617)		2,006,720,846

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,573	1,526,965
5.25%, 07/01/2036	1,655	1,662,020
5.25%, 07/01/2041	1,125	1,087,502

Total Asset-Backed Securities (cost $4,336,279)		4,276,487

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025(j)(k) (cost $635,000)	635	635,000

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d)(j)(k) (cost $969,221)	53,964	157,035

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(m)(n)(o) (cost $11,027,596)	11,027,596	$11,027,596

Total Investments – 99.7% (cost $2,039,363,713)		2,022,816,964
Other assets less liabilities – 0.3%		6,594,155

Net Assets – 100.0%		$2,029,411,119

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	2.95%	USD	25,000	$(2,394,969)	$(1,762,829)	$(632,140)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	63,890	10/15/2028	CPI#	2.565%	Maturity	$287,050	$	– 0	–	$287,050
USD	43,694	10/15/2029	2.516%	CPI#	Maturity	(152,868)		– 0	–	(152,868)
USD	43,653	10/15/2029	2.451%	CPI#	Maturity	(22,641)		– 0	–	(22,641)
USD	43,653	10/15/2029	2.499%	CPI#	Maturity	(118,540)		– 0	–	(118,540)
USD	67,110	10/15/2030	CPI#	2.531%	Maturity	356,610		– 0	–	356,610

						$349,611	$	– 0	–	$349,611

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,586,669)	$	– 0	–	$(1,586,669)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,289,363)		– 0	–	(1,289,363)
USD	42,100	07/31/2029	1 Day SOFR	4.109%	Annual	500,482		– 0	–	500,482
USD	20,790	10/15/2029	1 Day SOFR	3.814%	Annual	53,316		– 0	–	53,316
USD	20,755	10/15/2029	1 Day SOFR	3.740%	Annual	(18,174)		– 0	–	(18,174)
USD	20,755	10/15/2029	1 Day SOFR	3.761%	Annual	1,265		– 0	–	1,265
USD	24,670	07/31/2031	1 Day SOFR	3.877%	Annual	147,348		– 0	–	147,348
USD	30,000	08/15/2031	1 Day SOFR	3.524%	Annual	(375,114)		– 0	–	(375,114)
USD	16,600	09/15/2031	1 Day SOFR	3.768%	Annual	53,206		– 0	–	53,206
USD	24,953	08/15/2034	3.844%	1 Day SOFR	Annual	(287,710)		– 0	–	(287,710)
USD	22,800	08/15/2034	3.304%	1 Day SOFR	Annual	847,765		– 0	–	847,765
USD	13,700	08/15/2034	3.545%	1 Day SOFR	Annual	231,592		– 0	–	231,592
USD	9,687	08/15/2034	3.856%	1 Day SOFR	Annual	(121,188)		– 0	–	(121,188)
USD	9,250	08/15/2034	3.272%	1 Day SOFR	Annual	347,028		– 0	–	347,028

						$(1,496,216)	$	– 0	–	$(1,496,216)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	10,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$226,738	$	– 0	–	$226,738
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	1,789,572		– 0	–	1,789,572
JPMorgan Chase Bank, NA	USD	7,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	82,467		– 0	–	82,467
JPMorgan Chase Bank, NA	USD	10,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	288,959		– 0	–	288,959
JPMorgan Chase Bank, NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	106,396		– 0	–	106,396
Morgan Stanley Capital Services LLC	USD	15,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	249,715		– 0	–	249,715
Morgan Stanley Capital Services LLC	USD	7,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	206,790		– 0	–	206,790

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	10,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	$159,472	$	– 0	–	$159,472
Morgan Stanley Capital Services LLC	USD	10,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	276,185		– 0	–	276,185
Morgan Stanley Capital Services LLC	USD	5,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	9,063		– 0	–	9,063
Morgan Stanley Capital Services LLC	USD	5,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	86,649		– 0	–	86,649

							$3,482,006	$	– 0	–	$3,482,006

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2024.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $205,492,673 or 10.1% of net assets.

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.50% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,761,644	$4,528,805	0.22%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 – 07/20/2022	4,116,975	111,750	0.01%

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	$2,465,054	$1,875,000	0.09%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,437,464	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	3,579,366	1,631,561	0.08%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.916%, 11/01/2046	06/24/2024	1,965,000	1,968,394	0.10%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	1,235,518	1,271,635	0.06%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,665,000	1,672,249	0.08%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022 – 10/20/2022	1,293,300	217,500	0.01%
University of Toledo Series 2023-B 4.099%, 06/01/2036	06/30/2023	9,775,000	9,569,917	0.47%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	6,238,453	0.31%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

(h)	Inverse Floater Security – Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(i)	IO – Interest Only.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Fair valued by the Adviser.

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.9% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 97.3%
New York – 91.7%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,543,716
Series 2020 4.00%, 11/01/2045	1,000	963,676
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	881,097
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,304,016
Build NYC Resource Corp Series 2024 4.00%, 09/01/2043	880	871,016
4.00%, 09/01/2044	1,025	1,008,570
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	915	917,198
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,110,942
5.00%, 06/01/2033	1,320	1,321,088
5.00%, 06/01/2034	550	550,436
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	760,537
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,246,653
5.75%, 06/01/2062(a)	1,905	2,010,294
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,276,528

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	$975	$988,460
5.00%, 07/01/2062	4,000	4,031,400
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,399,894
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,098,647
5.25%, 07/01/2062	3,000	3,129,937
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,555	1,558,550
5.50%, 11/01/2044	1,625	991,250
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	1,000	1,001,375
Build NYC Resource Corp. (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,367,654
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,071,272
Series 2016-C 5.00%, 08/01/2028	3,000	3,065,674
Series 2021 1.396%, 08/01/2027	5,905	5,453,703
1.723%, 08/01/2029	2,475	2,190,058
1.823%, 08/01/2030	2,210	1,914,308
Series 2024-C 4.61%, 09/01/2037	1,000	981,600
Series 2024-D 5.25%, 04/01/2054	5,000	5,552,077
Series 2024-I 5.00%, 04/01/2034	1,620	1,897,213

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of New York NY (Pre-refunded – US Treasuries) Series 2021 1.723%, 08/01/2029	$525	$467,756
1.823%, 08/01/2030	790	688,862
County of Erie NY Series 2024 5.00%, 09/15/2045	4,290	4,792,172
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,540,998
Series 2020-B 5.918%, 07/01/2039	1,345	1,351,569
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	5,000	5,199,683
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,846,231
5.00%, 07/01/2039	1,100	1,100,451
Series 2018 5.00%, 07/01/2048	1,495	1,507,426
Long Island Power Authority Series 2016-B 5.00%, 09/01/2030	5,000	5,145,290
5.00%, 09/01/2033	3,515	3,608,695
Series 2023-E 5.00%, 09/01/2048	5,000	5,458,866
Series 2024-A 5.25%, 09/01/2054	5,000	5,592,341
Metropolitan Transportation Authority Series 2010 6.814%, 11/15/2040	2,000	2,221,463
Series 2015-A 5.00%, 11/15/2045	1,500	1,504,434
Series 2021 3.499% (SOFR + 0.43%), 11/01/2026(b)	295	294,384
Series 2024-B 5.00%, 11/15/2039	5,000	5,610,135
AGM Series 2021 3.869% (SOFR + 0.80%), 11/01/2032(b)	1,285	1,285,537
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,972,368

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	$10,740	$11,160,430
5.25%, 11/15/2035	5,000	5,191,539
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024-A 5.37%, 12/19/2024	1,500	1,500,434
Monroe County Industrial Development Corp Series 2024 5.00%, 07/01/2054(a)	2,000	2,031,827
5.00%, 07/01/2059(a)	1,350	1,366,308
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	2,067,094
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	1,000	1,036,922
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,188,608
4.00%, 12/01/2039	1,000	986,592
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,111,069
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(c)(d)(e)	1,447	218,671
9.00%, 01/01/2041(c)(d)(f)	720	720,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,247,647
5.00%, 07/01/2055	3,700	3,780,912

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority Series 2015 5.00%, 06/15/2037	$1,000	$1,008,390
Series 2015-G 5.00%, 06/15/2039	1,445	1,455,633
Series 2022-A 5.25%, 06/15/2052	10,000	11,026,575
Series 2023 5.25%, 06/15/2053	4,500	5,006,610
Series 2024-C 4.25%, 06/15/2054	3,000	3,053,077
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	8,164,722
Series 2024 5.00%, 11/01/2039	10,000	11,500,462
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,209,701
Series 2016-S 5.00%, 07/15/2034	1,000	1,020,876
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 5.00%, 02/01/2032	10,000	10,189,723
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,330,887
5.00%, 11/15/2035	6,000	6,070,256
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,201,195
5.375%, 11/15/2040(a)	700	700,552
7.25%, 11/15/2044(a)	1,280	1,281,401
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,314,759

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

2.80%, 09/15/2069	$5,780	$5,382,215
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,629,367
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	3,000	3,273,969
New York State Dormitory Authority Series 2009 5.628%, 03/15/2039	1,000	1,031,414
Series 2024 5.00%, 07/01/2035	1,000	1,183,402
5.25%, 11/01/2042	2,100	2,298,772
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,309,172
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,733,374
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	997,496
5.00%, 12/01/2033(a)	1,000	993,473
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,014,365
5.00%, 07/01/2033	3,000	3,011,903
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	902,528
5.00%, 07/01/2051	1,200	1,228,463
Series 2022-2 5.00%, 07/01/2037	200	213,293
5.00%, 07/01/2042	275	287,781

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	$1,950	$2,031,612
5.00%, 08/01/2033	2,000	2,081,132
5.00%, 08/01/2035	1,515	1,571,694
Series 2020 4.00%, 09/01/2037	800	794,682
4.00%, 09/01/2039	1,345	1,321,280
Series 2024 5.50%, 11/01/2047	1,160	1,277,718
AGM Series 2020 3.00%, 09/01/2050	3,000	2,345,054
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,897,345
5.00%, 07/01/2036	3,000	3,084,494
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,032,063
Series 2024 4.00%, 05/01/2054	2,500	2,385,524
Series 2025 5.00%, 05/01/2043(g)	2,500	2,751,923
New York State Dormitory Authority (Pace University) Series 2024-A 5.50%, 05/01/2056	2,125	2,324,586
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,028,067
New York State Dormitory Authority (Pre-refunded – US Treasuries) Series 2014 5.00%, 07/01/2031	1,000	1,001,513
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,008,685
5.00%, 07/01/2034	1,000	1,008,437
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	12,613,989

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2024-B 5.113%, 03/15/2025	$1,000	$999,788
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	3,625	3,581,175
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	3,840	4,130,739
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	2,997,952
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.25%, 01/01/2056	2,940	2,980,711
Series 2024-P 5.00%, 01/01/2025	1,500	1,502,227
New York State Thruway Authority (Pre-refunded – US Govt Agencies) Series 2014-K 5.00%, 01/01/2031	7,500	7,509,672
5.00%, 01/01/2032	5,000	5,006,448
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	978,568
5.00%, 01/01/2030	2,395	2,482,997
Series 2020 5.00%, 10/01/2040	3,815	3,966,042
Series 2023 6.00%, 04/01/2035	1,000	1,124,469
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	11,000	9,987,461
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2031	1,150	1,229,576
New York Transportation Development Corp. (JFK Millennium Partners LLC) Series 2024 5.50%, 12/31/2054	2,000	2,167,343

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	$10,000	$10,734,269
AGM Series 2023 5.00%, 06/30/2049	1,000	1,037,105
5.125%, 06/30/2060	5,000	5,193,380
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	1,999,929
4.00%, 07/01/2033	2,250	2,243,973
5.00%, 07/01/2034	2,490	2,492,967
5.00%, 07/01/2046	2,000	2,000,025
5.25%, 01/01/2050	3,030	3,030,211
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,884,637
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,853,337
Onondaga Civic Development Corp. (Crouse Health Hospital Inc Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,525,588
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,419,702
Series 2022 4.00%, 07/01/2042	525	494,232
Port Authority of New York & New Jersey Series 2018-2 5.00%, 09/15/2026	1,000	1,028,973
Series 2020-2 4.00%, 07/15/2045	5,000	4,862,317
State of New York Series 2015-A 5.00%, 03/15/2028	1,500	1,509,287
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,502,550

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	$1,500	$1,536,337
Suffolk Regional Off-Track Betting Co. Series 2024 5.75%, 12/01/2044	1,600	1,671,213
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	855	846,655
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,127,687
Series 2020-A 5.00%, 11/15/2049	3,000	3,186,057
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,882,713
Series 2021-C 5.00%, 05/15/2051	10,000	10,726,334
Series 2022 4.12% (SOFR + 1.05%), 04/01/2026(b)	2,500	2,498,482
Series 2024 5.00%, 11/15/2035	1,000	1,178,100
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,000	1,046,666
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,145,288
Series 2017-A 5.00%, 06/01/2041	10,850	11,027,654
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,391,550
5.25%, 09/15/2042	135	120,562
5.25%, 09/15/2047	235	200,453
5.25%, 09/15/2053	505	415,690

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	$110	$110,172
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,903,818
5.00%, 01/01/2051	2,505	2,582,448
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,830	1,862,002

		469,758,688

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	285,019
Series 2018 7.125%, 09/01/2038(a)	935	1,008,075

		1,293,094

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	45,299
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	440	440,741

		486,040

Georgia – 0.0%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	103,879
5.00%, 01/01/2039	100	103,367

		207,246

Guam – 1.6%
Antonio B Won Pat International Airport Authority Series 2023 5.25%, 10/01/2031	175	188,230
5.25%, 10/01/2036	585	630,931

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.25%, 10/01/2037	$825	$894,051
5.25%, 10/01/2042	300	322,197
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,032,764
5.00%, 10/01/2037	1,500	1,546,936
Territory of Guam Series 2019 5.00%, 11/15/2031	85	86,970
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,674,453

		8,376,532

Illinois – 0.1%
Illinois Finance Authority (Illinois Institute of Technology)
Series 2019 4.00%, 09/01/2037	100	89,772
4.00%, 09/01/2041	115	98,108
5.00%, 09/01/2036	115	115,228
5.00%, 09/01/2038	100	99,499

		402,607

Indiana – 0.1%
City of Fort Wayne IN 10.75%, 12/01/2029(c)(d)	26	3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	745	350,292

		350,295

Maryland – 0.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	588,166
Series 2019-B 3.70%, 06/01/2039(a)	200	178,941

		767,107

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	254,625

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(f)(h)(i)	$105	$	– 0	–
7.00%, 12/15/2043(c)(d)(f)(h)(i)	115		– 0	–

			– 0	–

Puerto Rico – 2.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	908		627,782
4.00%, 07/01/2046	211		200,685
Series 2022-C Zero Coupon, 11/01/2043	57		35,063
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,290		1,367,548
5.00%, 07/01/2035(a)	1,295		1,356,262
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710		715,985
NATL Series 2007-V 5.25%, 07/01/2034	1,000		998,110
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	140		138,792
6.625%, 01/01/2028	1,068		1,057,672
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(h)(i)	248		240,638
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400		1,688,262
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654		549,670

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$675	$673,858
4.55%, 07/01/2040	73	73,228
5.00%, 07/01/2058	1,160	1,164,631

		10,888,186

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	806,393

Texas – 0.4%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	82,046
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c)(d)	1,000	630,000
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,085,490

		1,797,536

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	96,491
5.00%, 01/01/2049(a)	105	98,513
5.00%, 01/01/2055(a)	305	280,002

		475,006

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	1,250	1,155,269

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	$365	$367,475
5.00%, 10/01/2026(a)	390	395,739
5.00%, 10/01/2028(a)	225	231,995
5.00%, 10/01/2029(a)	100	103,714

		2,254,192

Total Long-Term Municipal Bonds (cost $503,952,225)		498,117,547

Short-Term Municipal Notes – 0.7%
New York – 0.7%
City of New York Series 2008-L 2.70%, 04/01/2038(j)	2,120	2,120,000
Nuveen New York AMT-Free Quality Municipal Income Fund Series 2017 3.31%, 05/01/2047(a)(j)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $3,620,000)		3,620,000

Total Municipal Obligations (cost $507,572,225)		501,737,547

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA HRRB Custodial Trust 5.25%, 07/01/2036	19	19,402
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	653	633,910
5.25%, 07/01/2036	563	565,004
5.25%, 07/01/2041	234	226,232

Total Asset-Backed Securities (cost $1,463,455)		1,444,548

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d)(h)(i) (cost $421,410)	23,486	68,344

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(k)(l)(m) (cost $5,283,121)	5,283,121	$5,283,121

Total Investments – 99.3% (cost $514,740,211)		508,533,560
Other assets less liabilities – 0.7%		3,541,149

Net Assets – 100.0%		$512,074,709

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,420,401)	$	– 0	–	$(1,420,401)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(275,098)		– 0	–	(275,098)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(93,569)		– 0	–	(93,569)
USD	9,600	07/31/2029	1 Day SOFR	4.461%	Annual	269,040		– 0	–	269,040
USD	5,700	10/15/2029	1 Day SOFR	3.785%	Annual	7,303		– 0	–	7,303
USD	1,902	10/15/2029	1 Day SOFR	3.814%	Annual	4,878		– 0	–	4,878
USD	1,899	10/15/2029	1 Day SOFR	3.740%	Annual	(1,663)		– 0	–	(1,663)
USD	1,899	10/15/2029	1 Day SOFR	3.761%	Annual	116		– 0	–	116
USD	11,100	11/01/2030	1 Day SOFR	4.190%	Annual	272,305		– 0	–	272,305
USD	17,800	07/31/2031	1 Day SOFR	4.059%	Annual	307,374		1,875		305,499
USD	8,200	07/31/2031	1 Day SOFR	3.616%	Annual	(83,298)		– 0	–	(83,298)
USD	7,630	09/15/2031	1 Day SOFR	3.789%	Annual	34,386		– 0	–	34,386
USD	6,730	09/15/2031	1 Day SOFR	3.533%	Annual	(80,680)		– 0	–	(80,680)
USD	4,900	06/15/2034	3.543%	1 Day SOFR	Annual	84,876		599		84,277
USD	2,440	06/15/2034	3.851%	1 Day SOFR	Annual	(227)		– 0	–	(227)
USD	7,470	08/15/2034	3.730%	1 Day SOFR	Annual	(12,767)		– 0	–	(12,767)
USD	6,630	08/15/2034	3.224%	1 Day SOFR	Annual	280,345		– 0	–	280,345
USD	5,800	08/15/2034	3.446%	1 Day SOFR	Annual	139,930		– 0	–	139,930
USD	5,400	08/15/2034	3.545%	1 Day SOFR	Annual	91,284		– 0	–	91,284
USD	3,631	08/15/2034	3.844%	1 Day SOFR	Annual	(41,866)		– 0	–	(41,866)
USD	3,000	08/15/2034	3.304%	1 Day SOFR	Annual	111,548		– 0	–	111,548
USD	1,409	08/15/2034	3.856%	1 Day SOFR	Annual	(17,627)		– 0	–	(17,627)

						$(423,811)		$2,474		$(426,285)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA	*	Quarterly	$760,598	$	– 0 –	$760,598

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $37,881,239 or 7.4% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2024.

(c)	Defaulted.

(d)	Non-income producing security.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.44% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$105,000	$	– 0	–	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	115,000		– 0	–	0.00%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 – 07/23/2019	768,210		350,292		0.07%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	720,000		720,000		0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000		1,155,269		0.23%

(g)	When-Issued or delayed delivery security.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Fair valued by the Adviser.

(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

(k)	Affiliated investments.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

November 30, 2024 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value Unaffiliated issuers (cost $1,271,012,279 and $3,505,554,755, respectively)	$1,261,312,366		$3,277,366,513
Affiliated issuers (cost $6,939,442 and $37,668,057, respectively)	6,939,442		37,668,057
Cash	1,602,370		4,108,274
Cash collateral due from broker	1,521,001		17,926,011
Interest receivable	16,203,004		47,927,358
Unrealized appreciation on interest rate swaps	1,021,687		7,112,005
Receivable for capital stock sold	274,410		2,183,240
Receivable for investment securities sold	179,438		5,258,564
Receivable for variation margin on centrally cleared swaps	95,694		1,012,416
Affiliated dividends receivable	25,677		132,993
Receivable due from Adviser	14,878		6,529

Total assets	1,289,189,967		3,400,701,960

Liabilities
Payable for investment securities purchased	9,605,610		62,083,395
Payable for capital stock redeemed	1,376,232		4,970,920
Cash collateral due to broker	1,050,000		6,367,000
Dividends payable	563,090		1,927,521
Advisory fee payable	481,262		1,260,890
Distribution fee payable	126,184		152,441
Administrative fee payable	31,792		43,844
Transfer Agent fee payable	4,963		19,476
Directors’ fees payable	1,118		2,324
Payable for floating rate notes issued(a)	– 0	–	250,560,000
Accrued expenses and other liabilities	180,067		1,451,608

Total liabilities	13,420,318		328,839,419

Net Assets	$1,275,769,649		$3,071,862,541

Composition of Net Assets
Capital stock, at par	$119,689		$290,380
Additional paid-in capital	1,292,119,101		3,356,196,203
Accumulated loss	(16,469,141)		(284,624,042)

	$1,275,769,649		$3,071,862,541

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$517,851,981	48,584,301	$10.66	*

Class C	$21,032,325	1,973,779	$10.66

Advisor Class	$736,885,343	69,131,010	$10.66

AB High Income Municipal Portfolio

Class A	$541,129,081	51,130,523	$10.58	*

Class C	$46,238,184	4,371,510	$10.58

Advisor Class	$2,164,894,050	204,668,246	$10.58

Class Z	$319,601,226	30,209,980	$10.58

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.99 and $10.91, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,028,336,117 and $509,457,090, respectively)	$2,011,789,368		$503,250,439
Affiliated issuers (cost $11,027,596 and $5,283,121, respectively)	11,027,596		5,283,121
Cash	1,149,805		61,712
Cash collateral due from broker	4,212,824		1,329,325
Receivable for investment securities sold	843,734		– 0	–
Interest receivable	26,261,278		6,787,925
Affiliated dividends receivable	45,285		15,189
Receivable for capital stock sold	715,828		372,313
Unrealized appreciation on interest rate swaps	3,482,006		760,598
Receivable due from Adviser	40,428		28,875
Receivable for variation margin on centrally cleared swaps	145,298		97,085

Total assets	2,059,713,450		517,986,582

Liabilities
Payable for investment securities purchased	24,119,898		2,760,525
Payable for capital stock redeemed	1,712,447		1,905,012
Advisory fee payable	766,624		194,395
Distribution fee payable	100,486		72,228
Transfer Agent fee payable	15,553		5,234
Directors’ fees payable	1,599		1,058
Administrative fee payable	40,261		43,107
Dividends payable	623,782		110,939
Cash collateral due to broker	2,640,000		650,000
Payable for terminated centrally cleared interest rate swaps	– 0	–	8,748
Accrued expenses	281,681		160,627

Total liabilities	30,302,331		5,911,873

Net Assets	$2,029,411,119		$512,074,709

Composition of Net Assets
Capital stock, at par	$207,077		$54,369
Additional paid-in capital	2,104,486,526		546,786,299
Accumulated loss	(75,282,484)		(34,765,959)

	$2,029,411,119		$512,074,709

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$411,450,250	41,985,204	$9.80	*

Class C	$16,147,711	1,649,687	$9.79

Advisor Class	$1,601,813,158	163,442,027	$9.80

AB New York Portfolio

Class A	$302,070,930	32,075,264	$9.42	*

Class C	$9,689,973	1,029,311	$9.41

Advisor Class	$200,313,806	21,264,555	$9.42

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $10.10 and $9.71, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2024 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$23,432,350		$82,006,418
Dividends – Affiliated issuers	336,905		566,300

Total income	23,769,255		82,572,718

Expenses
Advisory fee (see Note B)	2,763,464		7,383,284
Distribution fee – Class A	631,005		704,854
Distribution fee – Class C	102,685		238,567
Transfer agency – Class A	55,859		75,592
Transfer agency – Class C	2,330		6,562
Transfer agency – Advisor Class	77,796		279,751
Transfer agency – Class Z	– 0	–	31,379
Custody and accounting	65,697		121,785
Administrative	42,859		57,116
Registration fees	28,415		68,106
Audit and tax	28,343		34,862
Printing	24,012		56,228
Legal	22,717		69,047
Directors’ fees	18,465		30,175
Miscellaneous	19,146		40,751

Total expenses before interest expense	3,882,793		9,198,059
Interest expense	– 0	–	4,420,925

Total expenses	3,882,793		13,618,984
Less: expenses waived and reimbursed by the Adviser (see Note B)	(90,040)		(31,230)

Net expenses	3,792,753		13,587,754

Net investment income	19,976,502		68,984,964

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(3,249,414)		(6,956,526)
Swaps	4,586,856		(2,682,006)
Net change in unrealized appreciation (depreciation) of:
Investments	32,286,636		118,663,568
Swaps	(2,308,792)		18,307,270

Net gain on investment transactions	31,315,286		127,332,306

Net Increase in Net Assets from Operations	$51,291,788		$196,317,270

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$40,197,341	$9,814,432
Dividends – Affiliated issuers	240,722	100,765

Total income	40,438,063	9,915,197

Expenses
Advisory fee (see Note B)	4,381,233	1,144,772
Distribution fee – Class A	520,797	386,094
Distribution fee – Class C	85,951	53,552
Transfer agency – Class A	81,723	51,400
Transfer agency – Class C	3,683	1,819
Transfer agency – Advisor Class	296,504	31,459
Custody and accounting	87,562	49,976
Audit and tax	29,072	29,072
Legal	25,486	20,414
Printing	40,144	20,352
Directors’ fees	23,496	13,876
Registration fees	69,632	23,419
Administrative	51,793	54,488
Miscellaneous	26,844	12,307

Total expenses	5,723,920	1,893,000
Less: expenses waived and reimbursed by the Adviser (see Note B)	(257,276)	(184,787)

Net expenses	5,466,644	1,708,213

Net investment income	34,971,419	8,206,984

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(2,186,888)	(2,556,651)
Swaps	(576,076)	(641,530)
Net change in unrealized appreciation (depreciation) of:
Investments	45,788,562	14,917,262
Swaps	5,941,674	1,780,383

Net gain on investment transactions	48,967,272	13,499,464

Net Increase in Net Assets from Operations	$83,938,691	$21,706,448

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$19,976,502	$35,008,924
Net realized gain (loss) on investment transactions	1,337,442	(5,435,578)
Net change in unrealized appreciation (depreciation) of investments	29,977,844	11,310,165

Net increase in net assets from operations	51,291,788	40,883,511
Distributions to Shareholders
Class A	(7,783,180)	(14,304,887)
Class C	(239,552)	(541,053)
Advisor Class	(11,723,136)	(19,522,643)
Capital Stock Transactions
Net increase	85,710,843	158,125,513

Total increase	117,256,763	164,640,441
Net Assets
Beginning of period	1,158,512,886	993,872,445

End of period	$1,275,769,649	$1,158,512,886

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$68,984,964	$122,743,463
Net realized loss on investment transactions	(9,638,532)	(8,685,983)
Net change in unrealized appreciation (depreciation) of investments	136,970,838	(14,460,890)

Net increase in net assets from operations	196,317,270	99,596,590
Distributions to Shareholders
Class A	(11,008,932)	(22,746,310)
Class C	(753,234)	(1,884,722)
Advisor Class	(43,468,404)	(83,153,491)
Class Z	(6,313,055)	(11,075,099)
Capital Stock Transactions
Net increase (decrease)	146,948,426	(203,153,853)

Total increase (decrease)	281,722,071	(222,416,885)
Net Assets
Beginning of period	2,790,140,470	3,012,557,355

End of period	$3,071,862,541	$2,790,140,470

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$34,971,419		$62,421,564
Net realized loss on investment transactions	(2,762,964)		(13,710,615)
Net change in unrealized appreciation (depreciation) of investments	51,730,236		11,617,272
Contributions from Affiliates (see Note B)	– 0	–	1,750

Net increase in net assets from operations	83,938,691		60,329,971
Distributions to Shareholders
Class A	(6,696,542)		(12,927,842)
Class C	(211,959)		(485,855)
Advisor Class	(26,231,570)		(45,283,422)
Capital Stock Transactions
Net increase	129,905,371		166,437,839

Total increase	180,703,991		168,070,691
Net Assets
Beginning of period	1,848,707,128		1,680,636,437

End of period	$2,029,411,119		$1,848,707,128

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,206,984	$15,772,961
Net realized loss on investment transactions	(3,198,181)	(3,564,767)
Net change in unrealized appreciation (depreciation) of investments	16,697,645	1,550,772

Net increase in net assets from operations	21,706,448	13,758,966
Distributions to Shareholders
Class A	(4,543,194)	(9,260,984)
Class C	(117,148)	(299,492)
Advisor Class	(3,024,986)	(5,359,638)
Capital Stock Transactions
Net increase (decrease)	6,725,242	(45,498,389)

Total increase (decrease)	20,746,362	(46,659,537)
Net Assets
Beginning of period	491,328,347	537,987,884

End of period	$512,074,709	$491,328,347

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the

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NOTES TO FINANCIAL STATEMENTS (continued)

“Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2024:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,253,661,007		$295,930		$1,253,956,937
Short-Term Municipal Notes		– 0	–	5,000,000		– 0	–	5,000,000
Asset-Backed Securities		– 0	–	2,271,382		– 0	–	2,271,382
Preferred Stocks		– 0	–	– 0	–	84,047		84,047
Short-Term Investments		6,939,442		– 0	–	– 0	–	6,939,442

Total Investments in Securities		6,939,442		1,260,932,389		379,977		1,268,251,808
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	5,519,004		– 0	–	5,519,004	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,986,739		– 0	–	1,986,739	(b)
Interest Rate Swaps		– 0	–	1,021,687		– 0	–	1,021,687
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(804,630)		– 0	–	(804,630	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,174,086)		– 0	–	(1,174,086	)(b)

Total		$6,939,442		$1,267,481,103		$379,977		$1,274,800,522

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$3,233,173,132		$2,270,891	(c)	$3,235,444,023
Corporates – Non-Investment Grade				6,450,221		11,456,453		17,906,674
Asset-Backed Securities		– 0	–	16,769,919		– 0	–	16,769,919
Corporates – Investment Grade		– 0	–	6,600,951		– 0	–	6,600,951
Preferred stocks		– 0	–	– 0	–	644,946		644,946
Short-Term Investments		37,668,057		– 0	–	– 0	–	37,668,057

Total Investments in Securities		37,668,057		3,262,994,223		14,372,290	(c)	3,315,034,570
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,474,026		– 0	–	1,474,026	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,554,473		– 0	–	3,554,473	(b)
Interest Rate Swaps		– 0	–	7,112,005		– 0	–	7,112,005
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(12,399,232)		– 0	–	(12,399,232	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(673,393)		– 0	–	(673,393	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(7,902,254)		– 0	–	(7,902,254	)(b)

Total		$37,668,057		$3,254,159,848		$14,372,290	(c)	$3,306,200,195

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,976,622,925		$552,921	(c)	$1,977,175,846
Short-Term Municipal Notes		– 0	–	29,545,000		– 0	–	29,545,000
Asset-Backed Securities		– 0	–	4,276,487		– 0	–	4,276,487
Corporates – Non-Investment Grade		– 0	–	– 0	–	635,000		635,000
Preferred Stocks		– 0	–	– 0	–	157,035		157,035
Short-Term Investments		11,027,596		– 0	–	– 0	–	11,027,596

Total Investments in Securities		11,027,596		2,010,444,412		1,344,956	(c)	2,022,816,964
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	643,660		– 0	–	643,660	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,182,002		– 0	–	2,182,002	(b)
Interest Rate Swaps		– 0	–	3,482,006		– 0	–	3,482,006
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(2,394,969)		– 0	–	(2,394,969	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(294,049)		– 0	–	(294,049	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,678,218)		– 0	–	(3,678,218	)(b)

Total		$11,027,596		$2,010,384,844		$1,344,956	(c)	$2,022,757,396

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$497,876,909		$240,638	(c)	$498,117,547
Short-Term Municipal Notes		– 0	–	3,620,000		– 0	–	3,620,000
Asset-Backed Securities		– 0	–	1,444,548		– 0	–	1,444,548
Preferred Stocks		– 0	–	– 0	–	68,344		68,344
Short-Term Investments		5,283,121		– 0	–	– 0	–	5,283,121

Total Investments in Securities		5,283,121		502,941,457		308,982	(c)	508,533,560
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,603,385		– 0	–	1,603,385	(b)
Interest Rate Swaps		– 0	–	760,598		– 0	–	760,598
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(2,027,196)		– 0	–	(2,027,196	)(b)

Total		$5,283,121		$503,278,244		$308,982	(c)	$508,870,347

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

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4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2025, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2024, such reimbursements amounted to $78,588, $9,807, $249,133 and $181,385 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2024, the reimbursement for such services amounted to $42,859, $57,116, $51,793 and $54,488 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that

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provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $34,703; AB High Income Municipal Portfolio, $117,119; AB National Portfolio, $96,292 and AB New York Portfolio, $26,207 for the six months ended November 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2024, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$542		$10,953	$50
AB High Income Municipal	34		14,177	581
AB National	272		52	1,590
AB New York	– 0	–	2,000	– 0	–

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2024, such waivers amounted to:

Portfolio	Amount
AB California	$11,452
AB High Income Municipal	21,423
AB National	8,143
AB New York	3,402

In connection with the Portfolios’ investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolios in an amount equal to

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the Portfolios’ pro rata share of the effective advisory fees of AB mutual funds, as paid by the Portfolios as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until September 30, 2025. For the six months ended November 30, 2024, there were no such waivers and/or reimbursements for AB High Income Municipal Portfolio.

A summary of the Portfolios’ transactions in AB mutual funds for the six months ended November 31, 2024 is as follows:

AB Municipal Income Fund, Inc. – AB California Portfolio
Portfolio	Market Value 5/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,448	$199,639	$195,148	$6,939	$337

AB Municipal Income Fund, Inc. – AB High Income Municipal
Portfolio	Market Value 5/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,117	$406,276	$376,725	$37,668	$566

AB Municipal Income Fund, Inc. – AB National
Portfolio	Market Value 5/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,267	$250,936	$250,175	$11,028	$241

AB Municipal Income Fund, Inc. – AB New York
Portfolio	Market Value 5/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,546	$82,266	$79,529	$5,283	$101

During the year ended May 31, 2024, the Adviser reimbursed AB National Portfolio $1,750 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average

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daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,673,895
AB High Income Municipal	4,168,732
AB National	7,175,844
AB New York	4,598,802

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2024, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$293,616,060	$	– 0	–	$197,029,817	$	– 0	–
AB High Income Municipal	466,268,672		– 0	–	271,341,812		– 0	–
AB National	344,389,970		5,659,873		246,656,736		45,000
AB New York	91,505,926		– 0	–	75,833,172		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB California	$31,646,942	$(34,792,263)	$(3,145,321)
AB High Income Municipal	81,230,643	(309,136,014)	(227,905,371)
AB National	46,587,593	(61,431,081)	(14,843,488)
AB New York	9,687,360	(15,559,698)	(5,872,338)

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1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a

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component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2024, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2024, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined

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under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2024, the AB High Income Municipal Portfolio held credit default swaps for hedging and non-hedging purposes, AB National Portfolio and AB New York Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its

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OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended November 30, 2024, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$7,506,546	*	Payable for variation margin on centrally cleared swaps	$1,973,641	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,021,687

Total		$8,528,233			$1,973,641

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$4,586,856	$(2,308,792)

Total		$4,586,856	$(2,308,792)

AB High Income Municipal Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$3,272,715	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$5,019,228	*	Payable for variation margin on centrally cleared swaps	8,575,647	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	7,112,005

Total		$12,131,233			$11,848,362

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$2,431,262	$19,569,453

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(5,113,268)	(1,262,183)

Total		$(2,682,006)	$18,307,270

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AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$632,140	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,825,662	*	Payable for variation margin on centrally cleared swaps	3,972,267	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,482,006

Total		$6,307,668			$4,604,407

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$318,854	$6,236,485

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(894,930)	(294,811)

Total		$(576,076)	$5,941,674

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AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,600,911	*	Payable for variation margin on centrally cleared swaps	$2,027,196	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	760,598

Total		$2,361,509			$2,027,196

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(513,893)	$1,702,411

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(127,637)	77,972

Total		$(641,530)	$1,780,383

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2024:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$121,057,143
Centrally Cleared Inflation Swaps:
Average notional amount	$154,585,714

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AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$352,204,286
Centrally Cleared Interest Rate Swaps:
Average notional amount	$507,142,857
Centrally Cleared Inflation Swaps:
Average notional amount	$450,000,000	(a)
Credit Default Swaps:
Average notional amount of sale contracts	$17,656,386	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$129,430,000

(a)	Positions were open for two months during the period.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$115,676,428
Centrally Cleared Interest Rate Swaps:
Average notional amount	$201,805,714
Centrally Cleared Inflation Swaps:
Average notional amount	$196,500,000	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$26,152,857

(a)	Positions were open for two months during the period.

AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$109,737,143
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$5,000,000	(a)

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2024. Exchange-traded

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derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$1,021,687	$	– 0	–	$(1,021,687)	$	– 0	–	$	– 0	–

Total	$1,021,687	$	– 0	–	$(1,021,687)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$824,590	$	– 0	–	$(735,000)	$	– 0	–	$89,590
Citibank, NA	1,739,783		– 0	–	(1,739,783)		– 0	–	– 0	–
JPMorgan Chase Bank, NA	1,537,490		– 0	–	(1,300,000)		– 0	–	237,490
Morgan Stanley Capital Services LLC	3,010,142		– 0	–	(2,477,000)		– 0	–	533,142

Total	$7,112,005	$	– 0	–	$(6,251,783)	$	– 0	–	$860,222	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB National Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$226,738	$	– 0	–	$(226,738)		$	– 0	–	$	– 0	–
Citibank, NA	1,789,572		– 0	–	(1,730,000)			– 0	–		59,572
JPMorgan Chase Bank, NA	477,822		– 0	–	– 0	–		(232,931)			244,891
Morgan Stanley Capital Services LLC	987,874		– 0	–	(660,000)			– 0	–		327,874

Total	$3,482,006	$	– 0	–	$(2,616,738)			$(232,931)			$632,337	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

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^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$760,598	$	– 0	–	$(650,000)	$	– 0	–	$110,598

Total	$760,598	$	– 0	–	$(650,000)	$	– 0	–	$110,598	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	6,192,245	12,103,791	$65,782,370	$125,073,042

Shares issued in reinvestment of dividends	436,875	769,829	4,634,780	7,952,106

Shares converted from Class C	102,999	366,415	1,091,243	3,761,457

Shares redeemed	(4,667,496)	(11,335,814)	(49,456,157)	(116,571,934)

Net increase	2,064,623	1,904,221	$22,052,236	$20,214,671

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	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class C
Shares sold	272,278	400,821	$2,886,847	$4,122,668

Shares issued in reinvestment of dividends	16,613	38,143	176,232	393,737

Shares converted to Class A	(103,059)	(366,538)	(1,091,243)	(3,761,457)

Shares redeemed	(215,431)	(627,550)	(2,280,007)	(6,472,754)

Net decrease	(29,599)	(555,124)	$(308,171)	$(5,717,806)

Advisor Class
Shares sold	12,871,723	33,655,399	$136,614,946	$346,123,881

Shares issued in reinvestment of dividends	547,090	948,240	5,804,607	9,800,956

Shares redeemed	(7,408,895)	(20,747,034)	(78,452,775)	(212,296,189)

Net increase	6,009,918	13,856,605	$63,966,778	$143,628,648

	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	4,080,907	14,889,782	$42,891,429	$148,557,006

Shares issued in reinvestment of dividends	538,311	1,188,748	5,662,643	11,863,832

Shares converted from Class C	421,417	1,460,995	4,431,919	14,319,087

Shares redeemed	(9,343,210)	(23,254,765)	(98,112,588)	(231,239,403)

Net decrease	(4,302,575)	(5,715,240)	$(45,126,597)	$(56,499,478)

Class C
Shares sold	374,226	688,956	$3,945,314	$6,945,569

Shares issued in reinvestment of dividends	46,979	123,948	494,065	1,234,793

Shares converted to Class A	(421,744)	(1,462,127)	(4,431,919)	(14,319,087)

Shares redeemed	(399,834)	(1,780,462)	(4,201,441)	(17,758,692)

Net decrease	(400,373)	(2,429,685)	$(4,193,981)	$(23,897,417)

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	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Advisor Class
Shares sold	36,796,852	64,981,724	$386,592,874	$648,392,148

Shares issued in reinvestment of dividends	2,198,329	4,504,556	23,125,884	44,943,172

Shares redeemed	(22,935,901)	(104,907,798)	(240,540,281)	(1,047,127,920)

Net increase (decrease)	16,059,280	(35,421,518)	$169,178,477	$(353,792,600)

Class Z
Shares sold	5,855,081	38,124,499	$61,243,904	$384,616,078

Shares issued in reinvestment of dividends	432,899	866,012	4,553,346	8,621,155

Shares redeemed	(3,682,493)	(16,357,554)	(38,706,723)	(162,201,591)

Net increase	2,605,487	22,632,957	$27,090,527	$231,035,642

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	2,985,809	7,076,762	$29,142,989	$67,291,820

Shares issued in reinvestment of dividends	396,802	797,174	3,869,934	7,585,648

Shares converted from Class C	156,000	466,615	1,519,170	4,406,644

Shares redeemed	(4,158,820)	(10,198,931)	(40,557,846)	(96,886,982)

Net decrease	(620,209)	(1,858,380)	$(6,025,753)	$(17,602,870)

Class C
Shares sold	120,588	349,616	$1,175,723	$3,328,322

Shares issued in reinvestment of dividends	16,690	40,309	162,591	382,737

Shares converted to Class A	156,223	(467,261)	(1,519,170)	(4,406,644)

Shares redeemed	(509,597)	(642,223)	(1,916,117)	(6,097,819)

Net decrease	(216,096)	(719,559)	$(2,096,973)	$(6,793,404)

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	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Advisor Class
Shares sold	28,183,409	71,640,300	$274,468,527	$679,042,868

Shares issued in reinvestment of dividends	1,877,169	3,358,852	18,309,129	31,956,034

Shares redeemed	(15,884,801)	(55,000,613)	(154,749,559)	(520,164,789)

Net increase	14,175,777	19,998,539	$138,028,097	$190,834,113

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	1,179,973	3,944,674	$11,088,245	$35,577,569

Shares issued in reinvestment of dividends	274,084	572,502	2,567,953	5,211,392

Shares converted from Class C	107,421	515,651	1,003,879	4,587,724

Shares redeemed	(2,849,692)	(9,012,605)	(26,668,527)	(81,174,687)

Net decrease	(1,288,214)	(3,979,778)	$(12,008,450)	$(35,798,002)

Class C
Shares sold	59,924	88,500	$560,786	$808,820

Shares issued in reinvestment of dividends	8,455	23,286	79,181	211,669

Shares converted to Class A	(107,455)	(516,043)	(1,003,879)	(4,587,724)

Shares redeemed	(163,076)	(354,858)	(1,525,260)	(3,219,375)

Net decrease	(202,152)	(759,115)	$(1,889,172)	$(6,786,610)

Advisor Class
Shares sold	3,750,803	7,654,137	$35,139,091	$69,674,890

Shares issued in reinvestment of dividends	161,965	300,751	1,518,130	2,740,666

Shares redeemed	(1,712,061)	(8,349,937)	(16,034,357)	(75,329,333)

Net increase (decrease)	2,200,707	(395,049)	$20,622,864	$(2,913,777)

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NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolios’ assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of a Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a

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significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full

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maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying

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bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

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Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the tax years ended November 30, 2023 and November 30, 2022 were as follows:

AB California Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$3,019,787	$795,296

Total taxable distributions	3,019,787	795,296
Tax exempt distributions	29,604,578	24,737,819

Total distributions paid	$32,624,365	$25,533,115

AB High Income Municipal Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$10,219,989	$8,386,933

Total taxable distributions	10,219,989	8,386,933
Tax exempt distributions	112,450,430	124,253,199

Total distributions paid	$122,670,419	$132,640,132

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AB National Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$4,166,192	$1,383,281

Total taxable distributions	4,166,192	1,383,281
Tax exempt distributions	49,857,652	44,616,817

Total distributions paid	$54,023,844	$46,000,098

AB New York Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$1,340,951	$304,070

Total taxable distributions	1,340,951	304,070
Tax exempt distributions	13,914,418	14,319,973

Total distributions paid	$15,255,369	$14,624,043

As of November 30, 2023, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB California	$179,077	$(13,949,207)	$(37,118,523)	$(50,888,653)
AB High Income Municipal	1,012,090	(81,487,418)	(382,681,846)	(463,157,174)
AB National	684,290	(53,082,074)	(77,214,375)	(129,612,159)
AB New York	59,363	(24,837,162)	(27,422,767)	(52,200,566)

(a)

At November 30, 2023, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2023, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $13,949,207, $81,487,418, $53,082,074, and $24,837,162, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

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As of November 30, 2023, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$13,949,207	$	– 0	–
AB High Income Municipal	73,681,599		7,805,819
AB National	53,082,074		– 0	–
AB New York	24,837,162		– 0	–

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-capital. These reclassifications had no effect on net assets.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2024, the amount of Floating Rate Notes outstanding was $250,560,000 and the related interest rate ranged from 3.20 to 3.60% for AB High Income Municipal Portfolio. At November 30, 2024, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the six months ended November 30, 2024,

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the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$215,586,585	4.03%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2024, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is

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effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2024		Year Ended May 31,
	(unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.38		$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Income From Investment Operations

Net investment income(a)(b)	.17		.32	.30	.24	.29	.33

Net realized and unrealized gain (loss) on investment transactions	.27		.07	(.27)	(.99)	.61	(.25)

Net increase (decrease) in net asset value from operations	.44		.39	.03	(.75)	.90	.08

Less: Dividends

Dividends from net investment income	(.16)		(.32)	(.32)	(.22)	(.29)	(.33)

Net asset value, end of period	$ 10.66		$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Total Return

Total investment return based on net asset value(c)	4.30%		3.82%	.31%	(6.57)%	8.30%	.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$517,853		$482,717	$459,793	$481,440	$547,704	$494,992

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.76	%^	.77%	.78%	.76%	.77%	.78%

Net investment income(a)	3.12	%^	3.14%	2.94%	2.09%	2.54%	2.96%

Portfolio turnover rate	17%		23%	30%	17%	23%	16%

See footnote summary on pages 238-239.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2024		Year Ended May 31,
	(unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.37		$ 10.30	$ 10.60	$ 11.56	$ 10.96	$ 11.21

Income From Investment Operations

Net investment income(a)(b)	.13		.25	.23	.15	.20	.25

Net realized and unrealized gain (loss) on investment transactions	.28		.06	(.29)	(.97)	.61	(.26)

Net increase (decrease) in net asset value from operations	.41		.31	(.06)	(.82)	.81	(.01)

Less: Dividends

Dividends from net investment income	(.12)		(.24)	(.24)	(.14)	(.21)	(.24)

Net asset value, end of period	$ 10.66		$ 10.37	$ 10.30	$ 10.60	$ 11.56	$ 10.96

Total Return

Total investment return based on net asset value(c)	4.00%		3.05%	(.54)%	(7.19)%	7.40%	(.08)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,032		$20,782	$26,359	$28,401	$41,511	$42,622

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.51	%^	1.52%	1.54%	1.51%	1.52%	1.53%

Net investment income(a)	2.37	%^	2.38%	2.19%	1.33%	1.80%	2.21%

Portfolio turnover rate	17%		23%	30%	17%	23%	16%

See footnote summary on pages 238-239.

abfunds.com	AB MUNICIPAL INCOME FUND | 227

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2024		Year Ended May 31,
	(unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.38		$ 10.31	$ 10.60	$ 11.57	$ 10.96	$ 11.21

Income From Investment Operations

Net investment income(a)(b)	.18		.35	.33	.26	.32	.36

Net realized and unrealized gain (loss) on investment transactions	.28		.07	(.28)	(.98)	.61	(.26)

Net increase (decrease) in net asset value from operations	.46		.42	.05	(.72)	.93	.10

Less: Dividends

Dividends from net investment income	(.18)		(.35)	(.34)	(.25)	(.32)	(.35)

Net asset value, end of period	$ 10.66		$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Total Return

Total investment return based on net asset value(c)	4.43%		4.09%	.56%	(6.34)%	8.57%	.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$736,885		$655,014	$507,720	$464,558	$451,056	$381,036

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.51	%^	.52%	.53%	.51%	.52%	.53%

Net investment income(a)	3.37	%^	3.39%	3.19%	2.34%	2.78%	3.20%

Portfolio turnover rate	17%		23%	30%	17%	23%	16%

See footnote summary on pages 238-239.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.10	$ 10.14	$ 10.96	$ 12.25	$ 10.90	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.23	.41	.40	.37	.39	.42

Net realized and unrealized gain (loss) on investment transactions	.46	(.05)	(.81)	(1.29)	1.36	(.74)

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.69	.36	(.41)	(.92)	1.75	(.32)

Less: Dividends

Dividends from net investment income	(.21)	(.40)	(.41)	(.37)	(.40)	(.43)

Net asset value, end of period	$ 10.58	$ 10.10	$ 10.14	$ 10.96	$ 12.25	$ 10.90

Total Return

Total investment return based on net asset value(c)	6.82%	3.62%	(3.66)%	(7.68)%	16.40%	(2.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$541,130	$559,773	$619,769	$769,846	$899,274	$680,380

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.09	%^	1.20%	1.15%	.85%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.09	%^	1.21%	1.16%	.85%	.85%	.85%

Net investment income(a)	4.40	%^	4.08%	3.87%	3.06%	3.27%	3.59%

Portfolio turnover rate	9%	23%	26%	16%	16%	22%

See footnote summary on pages 238-239.

abfunds.com	AB MUNICIPAL INCOME FUND | 229

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.19	.33	.32	.28	.30	.33

Net realized and unrealized gain (loss) on investment transactions	.47	(.05)	(.80)	(1.30)	1.38	(.74)

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.66	.28	(.48)	(1.02)	1.68	(.41)

Less: Dividends

Dividends from net investment income	(.17)	(.32)	(.34)	(.28)	(.32)	(.35)

Net asset value, end of period	$ 10.58	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Total Return

Total investment return based on net asset value(c)	6.53%	2.84%	(4.38)%	(8.46)%	15.53%	(3.69)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,238	$48,159	$72,948	$113,046	$177,019	$217,533

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.84	%^	1.95%	1.90%	1.60%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	1.85	%^	1.96%	1.90%	1.60%	1.61%	1.60%

Net investment income(a)	3.65	%^	3.32%	3.12%	2.30%	2.54%	2.85%

Portfolio turnover rate	9%	23%	26%	16%	16%	22%

See footnote summary on pages 238-239.

230 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.25	.43	.42	.40	.42	.45

Net realized and unrealized gain (loss) on investment transactions	.46	(.05)	(.80)	(1.30)	1.37	(.75)

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.71	.38	(.38)	(.90)	1.79	(.30)

Less: Dividends

Dividends from net investment income	(.22)	(.42)	(.44)	(.40)	(.43)	(.46)

Net asset value, end of period	$ 10.58	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Total Return

Total investment return based on net asset value(c)	7.06%	3.88%	(3.42)%	(7.53)%	16.70%	(2.72)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,164,894	$1,903,555	$2,269,449	$2,609,004	$2,618,340	$1,872,364

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.84	%^	.95%	.90%	.60%	.60%	.60%

Expenses, before waivers/reimbursements(d)	.85	%^	.96%	.90%	.60%	.60%	.60%

Net investment income(a)	4.66	%^	4.33%	4.12%	3.32%	3.52%	3.84%

Portfolio turnover rate	9%	23%	26%	16%	16%	22%

See footnote summary on pages 238-239.

abfunds.com	AB MUNICIPAL INCOME FUND | 231

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.09	$ 10.14	$ 10.96	$ 12.26	$ 10.90	$ 11.65

Income From Investment Operations

Net investment income(a)(b)	.25	.44	.42	.40	.42	.43

Net realized and unrealized gain (loss) on investment transactions	.46	(.07)	(.80)	(1.30)	1.37	(.71)

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.71	.37	(.38)	(.90)	1.79	(.28)

Less: Dividends

Dividends from net investment income	(.22)	(.42)	(.44)	(.40)	(.43)	(.47)

Net asset value, end of period	$10.58	$ 10.09	$ 10.14	$ 10.96	$ 12.26	$ 10.90

Total Return

Total investment return based on net asset value(c)	7.06%	3.78%	(3.41)%	(7.52)%	16.69%	(2.60)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$319,601	$278,653	$50,391	$1,231	$1,845	$2,085

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.84	%^	.95%	.90%	.59%	.59%	.60%

Expenses, before waivers/reimbursements(d)	.84	%^	.95%	.91%	.59%	.59%	.61%

Net investment income(a)	4.66	%^	4.38%	4.20%	3.32%	3.55%	4.11%

Portfolio turnover rate	9%	23%	26%	16%	16%	22%

See footnote summary on pages 238-239.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class A
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Income From Investment Operations

Net investment income(a)(b)	.17	.32	.27	.22	.23	.27

Net realized and unrealized gain (loss) on investment transactions	.25	(.01)	(.34)	(.91)	.58	(.19)

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.42	.31	(.07)	(.69)	.81	.08

Less: Dividends

Dividends from net investment income	(.16)	(.30)	(.28)	(.20)	(.24)	(.26)

Net asset value, end of period	$ 9.80	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Total Return

Total investment return based on net asset value(c)	4.39%	3.27%	(.70)%	(6.45)%	8.00%	.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$411,450	$406,540	$423,812	$508,814	$590,789	$549,816

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.78	%^	.78%	.80%	.77%	.78%	.78%

Net investment income(a)	3.40	%^	3.32%	2.85%	2.05%	2.21%	2.57%

Portfolio turnover rate	13%	30%	32%	12%	24%	28%

See footnote summary on pages 238-239.

abfunds.com	AB MUNICIPAL INCOME FUND | 233

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.53	$ 9.52	$ 9.87	$ 10.76	$ 10.19	$ 10.37

Income From Investment Operations

Net investment income(a)(b)	.13	.24	.20	.14	.16	.19

Net realized and unrealized gain (loss) on investment transactions	.25	– 0	–	(.34)	(.90)	.57	(.18)

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.38	.24	(.14)	(.76)	.73	.01

Less: Dividends

Dividends from net investment income	(.12)	(.23)	(.21)	(.13)	(.16)	(.19)

Net asset value, end of period	$ 9.79	$ 9.53	$ 9.52	$ 9.87	$ 10.76	$ 10.19

Total Return

Total investment return based on net asset value(c)	4.01%	2.50%	(1.44)%	(7.16)%	7.20%	.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,148	$17,782	$24,613	$32,583	$52,879	$64,573

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.53	%^	1.54%	1.55%	1.52%	1.53%	1.54%

Net investment income(a)	2.66	%^	2.56%	2.10%	1.30%	1.48%	1.82%

Portfolio turnover rate	13%	30%	32%	12%	24%	28%

See footnote summary on pages 238-239.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Advisor Class
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20	$ 10.38

Income From Investment Operations

Net investment income(a)(b)	.18	.34	.30	.24	.26	.29

Net realized and unrealized gain (loss) on investment transactions	.25	(.01)	(.35)	(.90)	.58	(.18)

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0 –

Net increase (decrease) in net asset value from operations	.43	.33	(.05)	(.66)	.84	.11

Less: Dividends

Dividends from net investment income	(.17)	(.32)	(.30)	(.23)	(.27)	(.29)

Net asset value, end of period	$ 9.80	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Total Return

Total investment return based on net asset value(c)	4.52%	3.53%	(.45)%	(6.22)%	8.27%	1.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,601,813	$1,424,385	$1,232,211	$1,270,573	$1,209,849	$1,001,776

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.53	%^	.53%	.55%	.52%	.53%	.53%

Net investment income(a)	3.65	%^	3.58%	3.10%	2.31%	2.45%	2.81%

Portfolio turnover rate	13%	30%	32%	12%	24%	28%

See footnote summary on pages 238-239.

abfunds.com	AB MUNICIPAL INCOME FUND | 235

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class A
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Income From Investment Operations

Net investment income(a)(b)	.15	.28	.25	.22	.23	.26

Net realized and unrealized gain (loss) on investment transactions	.25	(.01)	(.34)	(.86)	.65	(.35)

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.40	.27	(.09)	(.64)	.88	(.09)

Less: Dividends

Dividends from net investment income	(.14)	(.26)	(.25)	(.21)	(.24)	(.26)

Net asset value, end of period	$ 9.42	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Total Return

Total investment return based on net asset value(c)	4.36%	3.02%	(.86)%	(6.29)%	9.13%	(.92)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$302,071	$305,467	$341,690	$380,361	$421,752	$414,853

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.76%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.82	%^	.82%	.83%	.79%	.80%	.80%

Net investment income(a)	3.15	%^	3.03%	2.73%	2.17%	2.31%	2.64%

Portfolio turnover rate	16%	35%	14%	16%	22%	23%

See footnote summary on pages 238-239.

236 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class C
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.15	$ 9.15	$ 9.49	$ 10.33	$ 9.69	$ 10.04

Income From Investment Operations

Net investment income(a)(b)	.11	.21	.18	.14	.16	.19

Net realized and unrealized gain (loss) on investment transactions	.25	(.02)	(.33)	(.85)	.64	(.35)

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.36	.19	(.15)	(.71)	.80	(.16)

Less: Dividends

Dividends from net investment income	(.10)	(.19)	(.19)	(.13)	(.16)	(.19)

Net asset value, end of period	$ 9.41	$ 9.15	$ 9.15	$ 9.49	$ 10.33	$ 9.69

Total Return

Total investment return based on net asset value(c)	3.97%	2.13%	(1.60)%	(6.91)%	8.33%	(1.66)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,690	$11,270	$18,205	$24,089	$39,563	$44,221

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.51%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.57	%^	1.57%	1.58%	1.54%	1.55%	1.55%

Net investment income(a)	2.40	%^	2.26%	1.98%	1.41%	1.56%	1.89%

Portfolio turnover rate	16%	35%	14%	16%	22%	23%

See footnote summary on pages 238-239.

abfunds.com	AB MUNICIPAL INCOME FUND | 237

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Advisor Class
Six Months Ended November 30, 2024	Year Ended May 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70	$ 10.05

Income From Investment Operations

Net investment income(a)(b)	.16	.30	.27	.25	.26	.29

Net realized and unrealized gain (loss) on investment transactions	.25	– 0	–	(.33)	(.87)	.64	(.35)

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.41	.30	(.06)	(.62)	.90	(.06)

Less: Dividends

Dividends from net investment income	(.15)	(.29)	(.28)	(.23)	(.26)	(.29)

Net asset value, end of period	$ 9.42	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Total Return

Total investment return based on net asset value(c)	4.50%	3.28%	(.61)%	(6.06)%	9.40%	(.67)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$200,314	$174,591	$178,093	$192,990	$187,212	$145,160

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.51%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.57	%^	.57%	.58%	.54%	.55%	.55%

Net investment income(a)	3.40	%^	3.28%	2.98%	2.42%	2.55%	2.89%

Portfolio turnover rate	16%	35%	14%	16%	22%	23%

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(unaudited)		2024	2023	2022	2021	2020

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.76	%^	.77%	.78%	.76%	.77%	.78%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.51	%^	1.52%	1.54%	1.51%	1.52%	1.53%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.51	%^	.52%	.53%	.51%	.52%	.53%

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.78%	.79%	.80%
Before waivers/reimbursements	.80	%^	.81%	.81%	.78%	.80%	.80%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.53%	1.55%	1.55%
Before waivers/reimbursements	1.55	%^	1.56%	1.56%	1.53%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.53%	.55%	.55%
Before waivers/reimbursements	.55	%^	.56%	.56%	.53%	.55%	.55%
Class Z
Net of waivers/reimbursements	.54	%^	.55%	.55%	.52%	.53%	.55%
Before waivers/reimbursements	.54	%^	.55%	.56%	.53%	.54%	.56%

AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.78	%^	.78%	.80%	.77%	.78%	.78%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.53	%^	1.54%	1.55%	1.52%	1.53%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.53	%^	.53%	.55%	.52%	.53%	.53%

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.82	%^	.82%	.82%	.79%	.80%	.80%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.57	%^	1.57%	1.57%	1.54%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.57	%^	.57%	.57%	.54%	.55%	.55%

(e)	Amount is less than $.005.

^	Annualized.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”):

•	AB California Portfolio

•	AB National Portfolio

•	AB High Income Municipal Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because

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comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the investment performance for each of AB California Portfolio, AB National Portfolio and AB New York Portfolio was acceptable. The directors discussed with the Adviser the reasons for AB High Income Municipal Portfolio’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each

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Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median in the case of AB California Portfolio and AB National Portfolio. The directors noted that in the case of AB High Income Municipal Portfolio and AB New York Portfolio, it was lower than the median. The directors also noted the Adviser’s total rate of compensation for each Fund, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio was below the medians for AB High Income Municipal Portfolio and equal to the medians for AB New York Portfolio. They also noted that the expense ratio for AB California Portfolio and AB National Portfolio was above the medians and discussed the Adviser’s explanations of the reasons for this. Based on their review, the directors concluded that the expense ratio for each Fund was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for each Fund contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in

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advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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AB MUNICIPAL INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MI-0152-1124

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

AMIF - California

At a Special Meeting held on July 18, 2024, shareholders of the AB California Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

AMIF - High Income

At a Special Meeting held on July 18, 2024, shareholders of the AB High Income Municipal Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

AMIF - National

At a Special Meeting held on July 18, 2024, shareholders of the AB National Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

AMIF - New York

At a Special Meeting held on July 18, 2024, shareholders of the AB New York Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 24, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	January 24, 2025